As filed with the Securities and Exchange Commission on April 29, 2003.

                               File No. 333-10105

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No.9 [X]


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 10 [X]



                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT AMLVA
                           (Exact Name of Registrant)

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
                         (Depositor's Telephone Number,
                              Including Area Code)

                               MARIANNE O'DOHERTY
                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485
_X_ on May 1, 2003 pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                            THE AARP VARIABLE ANNUITY

                             SEPARATE ACCOUNT AMLVA

                    AMERICAN MATURITY LIFE INSURANCE COMPANY

                                 P.O. BOX 80469

                                LINCOLN, NE 68501

                            TELEPHONE: 1-800-923-3334


 -------------------------------------------------------------------------------
This Prospectus describes information you should know before you purchase The AARP Variable Annuity. Please read it carefully.

This Prospectus describes the AARP Variable Annuity, a group flexible premium variable annuity contract. American Maturity Life Insurance Company ("AMERICAN MATURITY" or "COMPANY" or "WE" or "US") offers the AARP Variable Annuity by issuing you a Certificate or Contract ("Certificate") if you are eligible. We offer the Certificate to members of the American Association of Retired Persons ("AARP") for retirement planning purposes, where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payments at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity. It is:

.. Flexible, because you may add Premium Payments at any time.

.. Tax-deferred, which means you generally don't pay taxes until you take money out or until we start to make Annuity Payments.

.. Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

.. Money Market Portfolio of the Scudder Variable Series I

.. Bond Portfolio of the Scudder Variable Series I

.. Balanced Portfolio of the Janus Aspen Series

.. Capital Growth Portfolio of the Scudder Variable Series I

.. Growth and Income Portfolio of the Scudder Variable Series I

.. Partners Portfolio of Neuberger Berman Advisers Management Trust

.. Appreciation Portfolio of the Dreyfus Variable Investment Fund

.. Developing Leaders Portfolio of the Dreyfus Variable Investment Fund

.. Worldwide Growth Portfolio of the Janus Aspen Series



You may also allocate some or all of your Premium Payment to the "Fixed Account," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-923-3334 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http:// www.sec.gov).


                                  1 PROSPECTUS

This Annuity IS NOT:

.. A bank deposit or obligation

.. Federally insured

.. Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.

 -------------------------------------------------------------------------------
Prospectus dated May 1, 2003

Statement of Additional Information dated: May 1, 2003
































































                                  2 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE


                                 PAGE



--------------------------------------------------------------------------------
DEFINITIONS                      4
--------------------------------------------------------------------------------
FEE TABLE                         7
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES    7
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUES          9
--------------------------------------------------------------------------------
HIGHLIGHTS                       11
--------------------------------------------------------------------------------
GENERAL CERTIFICATE INFORMATION   13
--------------------------------------------------------------------------------
  American Maturity Life Insurance Company 13
--------------------------------------------------------------------------------
  The Separate Account            13
--------------------------------------------------------------------------------
  The Funds                       13
--------------------------------------------------------------------------------
  Investment Advisers to the Funds 14
--------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION   15
--------------------------------------------------------------------------------
THE FIXED ACCOUNT                 16
--------------------------------------------------------------------------------
THE CERTIFICATE                   17
--------------------------------------------------------------------------------
PURCHASES AND CERTIFICATE VALUE   17
--------------------------------------------------------------------------------
CHARGES AND FEES                  19
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DEATH BENEFIT                     21
--------------------------------------------------------------------------------
SURRENDERS                       22
--------------------------------------------------------------------------------
ANNUITY OPTIONS                   23
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE          25
--------------------------------------------------------------------------------
OTHER INFORMATION                 25
--------------------------------------------------------------------------------
  Legal Matters and Experts       26
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS        26
--------------------------------------------------------------------------------
  A. General 26
--------------------------------------------------------------------------------
  B. Taxation of America Maturity and the Separate Account 26
--------------------------------------------------------------------------------
  C. Taxation of Annuities - General Provisions Affecting Purchasers Other Than Qualified Retirement plans 26
--------------------------------------------------------------------------------
  D. Federal Income Tax Withholding 29
--------------------------------------------------------------------------------
  E. General Provisions Affecting IRAs 29
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION 31
--------------------------------------------------------------------------------












































                                  3 PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT                                                Any of the Sub-Accounts or Fixed Account.
--------------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS                                     If you allocate your premium payment to any of the
                                                       sub-accounts, we will convert those payments into
                                                       Accumulation Units in the selected Sub-Accounts.
                                                       Accumulation Units are valued at the end of each
                                                       business day and are used to calculate the value of
                                                       your Certificate prior to annuitization.
--------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE                                The daily price of Accumulation Units on any Business
                                                       Day.
--------------------------------------------------------------------------------------------------------------
ADMINISTRATION CHARGE                                  The dollar amount that We deduct to cover
                                                       administrative expenses. This charge is an annual
                                                       percentage. It will be shown on your Certificate on the
                                                       page entitled "Certificate Specifications."
--------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE OFFICE OF THE COMPANY                   Our location and overnight mailing address is:
                                                       American Maturity Life Insurance Company, 2940 S. 84th
                                                       Street, Lincoln, NE 68506.

                                                       Our standard mailing address is: American Maturity Life
                                                       Insurance Company, P.O. Box 80469, Lincoln, NE 68501.
--------------------------------------------------------------------------------------------------------------
AMERICAN MATURITY LIFE INSURANCE COMPANY               American Maturity Life, we, us or our. We do not
                                                       capitalize "we," "us," or "our" in the prospectus.
--------------------------------------------------------------------------------------------------------------
ANNIVERSARY VALUE                                      The value equal to the Certificate Value as of a
                                                       Certificate Anniversary, increased by the dollar amount
                                                       of any Premium Payments made since that anniversary and
                                                       reduced by the dollar amount of any partial surrenders
                                                       since that anniversary.
--------------------------------------------------------------------------------------------------------------
ANNUAL FEE                                             An annual $25 charge deducted the day before the
                                                       Certificate Anniversary or upon full surrender if the
                                                       Certificate value at either of those times is less than
                                                       $50,000.  The charge is deducted proportionately from
                                                       each account in which you are invested.
--------------------------------------------------------------------------------------------------------------
ANNUAL WITHDRAWAL AMOUNT                               This is the amount you can surrender per certificate
                                                       year without paying a contingent deferred sales charge.
                                                        This amount is non-cumulative, meaning that it cannot
                                                       be carried over from one year to the next.
--------------------------------------------------------------------------------------------------------------
ANNUITANT                                              The person on whose life the Certificate is based.  The
                                                       Annuitant may not be changed after your Certificate is
                                                       issued.
--------------------------------------------------------------------------------------------------------------
ANNUITIZATION                                          The time when regularly scheduled Annuity Payments
                                                       begin.
--------------------------------------------------------------------------------------------------------------
ANNUITY                                                This is a Certificate issued by us that provides, in
                                                       exchange for Premium Payments, a series of Annuity
                                                       Payments. This Certificate allows your Premium Payments
                                                       and earnings to accumulate tax deferred until
                                                       Surrenders are taken or Annuity Payments are made.
--------------------------------------------------------------------------------------------------------------
ANNUITY COMMENCEMENT DATE                              The date we start to make Annuity Payments.
--------------------------------------------------------------------------------------------------------------
ANNUITY PAYMENT                                        The money we pay out after the Annuity Commencement
                                                       Date for the duration and frequency you select.
--------------------------------------------------------------------------------------------------------------
ANNUITY PAYMENT OPTION                                 Any of the options available for payment after the
                                                       Annuity Commencement Date or death of the Certificate
                                                       Owner or Annuitant.
--------------------------------------------------------------------------------------------------------------
ANNUITY UNIT(S)                                        The unit of measure we use to calculate the value of
                                                       your Annuity Payments under a variable dollar amount
                                                       Annuity Payment Option.
--------------------------------------------------------------------------------------------------------------
ANNUITY UNIT VALUE                                     The daily price of Annuity Units on any Business Day.
--------------------------------------------------------------------------------------------------------------
                                  4 PROSPECTUS



BENEFICIARY                                            The person(s) entitled to receive a Death Benefit upon
                                                       the death of the Certificate Owner or Annuitant.
--------------------------------------------------------------------------------------------------------------
BUSINESS DAY                                           Every day the New York Stock Exchange is open for
                                                       trading. Values of the Separate Account are determined
                                                       as of the close of the New York Stock Exchange,
                                                       generally 4:00 p.m. Eastern Time.
--------------------------------------------------------------------------------------------------------------
CERTIFICATE                                            Your annuity policy. The Certificate is issued by us to
                                                       you.  It is evidence that you, or someone on your
                                                       behalf, made a premium payment under the group contract
                                                       issued to us by the AARP Group Annuity Trust.
--------------------------------------------------------------------------------------------------------------
CERTIFICATE ANNIVERSARY                                The anniversary of the date we issued your Certificate.
                                                       If the Certificate Anniversary falls on a Non-Business
                                                       Day, then the Certificate Anniversary will be the next
                                                       Business Day.
--------------------------------------------------------------------------------------------------------------
CERTIFICATE OWNER OR YOU                               The owner or holder of this Annuity.  We do not
                                                       capitalize "you" in the prospectus.
--------------------------------------------------------------------------------------------------------------
CERTIFICATE VALUE                                      The total value of the Accounts on any Business Day.
--------------------------------------------------------------------------------------------------------------
CERTIFICATE YEAR                                       Any 12 month period between Certificate Anniversaries,
                                                       beginning with the date the Certificate was issued.
--------------------------------------------------------------------------------------------------------------
CODE                                                   The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT                                   The person you may designate to become the Annuitant if
                                                       the original Annuitant dies before the Annuity
                                                       Commencement Date.  You must name a Contingent
                                                       Annuitant before the original Annuitant's death.
--------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE                       The deferred sales charge that may apply when you make
                                                       a full or partial surrender.
--------------------------------------------------------------------------------------------------------------
DEATH BENEFIT                                          The amount payable after the Certificate Owner or the
                                                       Annuitant dies.
--------------------------------------------------------------------------------------------------------------
DOLLAR COST AVERAGING                                  A program that allows you to systematically make
                                                       transfers between Accounts available in your
                                                       Certificate.
--------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT                                          Part of our General Account, where you may allocate all
                                                       or a portion of your Certificate Value.
--------------------------------------------------------------------------------------------------------------
GENERAL ACCOUNT                                        The General Account includes our company assets and any
                                                       money you have invested in the Fixed Account.
--------------------------------------------------------------------------------------------------------------
JOINT ANNUITANT                                        A second person on whose life income payments depend.
                                                       You may name a Joint Annuitant only if your Annuity
                                                       Payment Option provides for a survivor.  The Joint
                                                       Annuitant may not be changed.
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT FACTOR                                  This is used to measure the investment performance of a
                                                       Sub-Account from one Business Day to the next, and is
                                                       also used to calculate your Annuity Payment amount.
--------------------------------------------------------------------------------------------------------------
NON-QUALIFIED CERTIFICATE                              A Certificate that is not defined as a tax-qualified
                                                       retirement plan by the Code.
--------------------------------------------------------------------------------------------------------------
NON-BUSINESS DAY                                       Any day the New York Stock Exchange is not open for
                                                       trading.
--------------------------------------------------------------------------------------------------------------
PORTFOLIOS                                             The investment options described in this prospectus or
                                                       any supplements to the prospectus.
--------------------------------------------------------------------------------------------------------------
PREMIUM PAYMENT                                        Money sent to us to be invested in your Annuity.
--------------------------------------------------------------------------------------------------------------
PREMIUM TAX                                            A tax charged by a state or municipality on Premium
                                                       Payments.
--------------------------------------------------------------------------------------------------------------

                                  5 PROSPECTUS


REQUIRED MINIMUM DISTRIBUTION                          A federal requirement that individuals age 701/2 and
                                                       older must take a distribution from their individual
                                                       retirement annuity or individual retirement account
                                                       (IRA) by December 31, each year.
--------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                                       An account that we established to separate the assets
                                                       of the variable Sub-Accounts from the assets of the
                                                       company.
--------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                            A division of the Separate Account that purchases the
                                                       Funds available in this Certificate.
--------------------------------------------------------------------------------------------------------------
 SUB-ACCOUNT VALUE                                     The value on or before the Annuity Commencement Date,
                                                       which is determined on any day by multiplying the
                                                       number of Accumulation Units by the Accumulation Unit
                                                       Value for that Sub-Account.
--------------------------------------------------------------------------------------------------------------
SURRENDER                                              A complete or partial withdrawal from your Certificate.
--------------------------------------------------------------------------------------------------------------
SURRENDER VALUE                                        The amount we pay you if you terminate your Certificate
                                                       before the Annuity Commencement Date.  The Surrender
                                                       Value is equal to the Certificate Value minus any
                                                       applicable charges.
--------------------------------------------------------------------------------------------------------------
VALUATION PERIOD                                       The time span between the close of trading on the New
                                                       York Stock Exchange from one Business Day to the next.
--------------------------------------------------------------------------------------------------------------




                                 6  PROSPECTUS

                             FEE TABLE

               CERTIFICATE OWNER TRANSACTION EXPENSES
Sales Charge
Imposed on Purchases (as a percentage of premium None payments) Contingent
Deferred Sales Charge (as a percentage of premium payments)
 First Year (1)                                                             5%
 Second Year (1)                                                            4%
 Third Year (1)                                                             3%
 Fourth Year (1)                                                            2%
 Fifth Year (1)                                                             1%
 Sixth Year (1)                                                             0%
 Transfer Fee (2)                                                        None
 Withdrawal Fee (3)                                                      None
 Annual Maintenance Fee (4)                                            $25.00

--------------------------------------------------------------------------------

(1) Length of time from certificate date in years.

(2) we reserve the right to impose a transaction fee in the future of up to $15.00 per transfer in excess of 12 in any Certificate Year. see "the Certificate -Transfers Between The Sub-Accounts/Fixed Account."

(3) We reserve the right to impose a withdrawal fee in the future of up to $15.00 per withdrawal on withdrawals in excess of 12 in any Certificate Year. see "The Certificate -- Surrenders."

(4) This fee will be charged on the day before each Certificate Anniversary prior to your Annuity Commencement Date and at the time of a full surrender unless your Certificate Value is at least $50,000 on that date.

                        SEPARATE ACCOUNT ANNUAL EXPENSES


               (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)

Mortality and Expense Risk Charge                                        0.65%
-------------------------------------------------------------------------------
Administration Fee                                                       0.20%
-------------------------------------------------------------------------------
Total Separate Account Expenses                                          0.85%
-------------------------------------------------------------------------------


The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee table and Example reflect expenses of the Separate Account and underlying funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the example by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

                            PORTFOLIO ANNUAL EXPENSES

                (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS)

           (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                          ANNUAL PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
                                 Minimum                      Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,             0.43%                        0.91%
and other expenses)
--------------------------------------------------------------------------------


(1) Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).


                                  7 PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                        1 Year         3 Years             5 Years          10 Years
-------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual         $565           $812           $1,082           $2,314
Portfolio Expenses
-------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual         $516           $662           $828             $1,786
Portfolio Expenses
-------------------------------------------------------------------------------------------------------





EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                      1 Year          3 Years            5 Years          10 Years
-------------------------------------------------------------------------------------
Costs Based on
Maximum Annual
Portfolio          $205            $632                  $1,082            $2,314
Expenses
-------------------------------------------------------------------------------------
Costs Based on
Minimum Annual
Portfolio          $156            $482                  $828              $1,786
Expenses
-------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME A MORTALITY AND EXPENSE RISK CHARGE OF 1.40%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $35.






                                  8 PROSPECTUS

ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



Ended December 31,

          Sub-Accounts            2001     2000     1999     1998     1997
-------------------------------------------------------------------------------
SCUDDER VSI -  MONEY MARKET
PORTFOLIO (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period              $11.847  $11.247  $10.804  $10.348   $10.000
 Accumulation unit value at end
 of period                        $12.212  $11,847  $11.247  $10.804   $10.348
 Number accumulation units
 outstanding at end of period         336      368      428      370        33
 (in thousands)
-------------------------------------------------------------------------------
SCUDDER VSI - BOND PORTFOLIO
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period              $12.310  $11.230  $11.434  $10.820   $10.000
 Accumulation unit value at end
 of period                        $12.906  $12.310  $11.230  $11.434   $10.820
 Number accumulation units
 outstanding at end of period         595      676      769      617        52
 (in thousands)
-------------------------------------------------------------------------------
JANUS ASPEN - BALANCED PORTFOLIO
 (INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period              $18.705  $19.303  $15.359  $11.535   $10.000
 Accumulation unit value at end
 of period                        $17.680  $18.705  $19.303  $15.359   $11.535
 Number accumulation units
 outstanding at end of period         336      411      435      253        26
 (in thousands)
-------------------------------------------------------------------------------
SCUDDER VSI -  CAPITAL GROWTH
PORTFOLIO (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period              $18.271  $20.453  $15.252  $12.483   $10.000
 Accumulation unit value at end
 of period                        $14.609  $18.271  $20.453  $15.252   $12.483
 Number accumulation units
 outstanding at end of period         218      263      245      188        45
 (in thousands)
-------------------------------------------------------------------------------
SCUDDER VSI - GROWTH AND INCOME
PORTFOLIO (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period              $13.117  $13.514  $12.848  $12.121   $10.000
 Accumulation unit value at end
 of period                        $11.536  $13.117  $13.514  $12.848   $12.121
 Number accumulation units
 outstanding at end of period         675      780      897      805       170
 (in thousands)
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT -  PARTNERS
PORTFOLIO (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period              $13.548  $13.568  $12.745  $12.334   $10.000
 Accumulation unit value at end
 of period                        $13.053  $13.548  $13.568  $12.745   $12.334
 Number accumulation units
 outstanding at end of period         403      481      519      467        71
 (in thousands)
-------------------------------------------------------------------------------
DREYFUS VIF - APPRECIATION
PORTFOLIO (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period              $16.566  $16.817  $15.217  $11.787   $10.000
 Accumulation unit value at end
 of period                        $14.897  $16.566  $16.817  $15.217   $11.787
 Number accumulation units
 outstanding at end of period         733      844      939      755       110
 (in thousands)
-------------------------------------------------------------------------------
DREYFUS VIF- DEVELOPING LEADERS
PORTFOLIO  (INCEPTION DATE
FEBRUARY 28, 1996)*
 Accumulation unit value at
 beginning of period              $15.541  $13.833  $11.329  $11.833   $10.000
 Accumulation unit value at end
 of period                        $14.467  $15.541  $13.833  $11.329   $11.833
 Number accumulation units
 outstanding at end of period         163      188      142      144        35
 (in thousands)
-------------------------------------------------------------------------------
JANUS ASPEN-WORLDWIDE GROWTH
PORTFOLIO (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period              $19.880  $23.775  $14.580  $11.406   $10.000
 Accumulation unit value at end
 of period                        $15.288  $19.880  $23.775  $14.580   $11.406
 Number accumulation units
 outstanding at end of period         597      667      689      588       116
 (in thousands)
-------------------------------------------------------------------------------


                                  9 PROSPECTUS

                                                       Year Ended December 31,
Sub-Accounts                                          2002
-------------------------------------------------------------------------------
SCUDDER VSI -  MONEY MARKET PORTFOLIO (INCEPTION
DATE FEBRUARY 28, 1996)
 Accumulation unit value at beginning of period               $ 12.212
 Accumulation unit value at end of period                     $ 12.289
 Number accumulation units outstanding at end of               289,907
 period (in thousands)
-------------------------------------------------------------------------------
SCUDDER VSI - BOND PORTFOLIO (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at beginning of period               $ 12.906
 Accumulation unit value at end of period                     $ 13.777
 Number accumulation units outstanding at end of               471,891
 period (in thousands)
-------------------------------------------------------------------------------
JANUS ASPEN - BALANCED PORTFOLIO  (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at beginning of period               $ 17.680
 Accumulation unit value at end of period                     $ 16.401
 Number accumulation units outstanding at end of               269,641
 period (in thousands)
-------------------------------------------------------------------------------
SCUDDER VSI -  CAPITAL GROWTH PORTFOLIO (INCEPTION
DATE FEBRUARY 28, 1996)
 Accumulation unit value at beginning of period               $ 14.609
 Accumulation unit value at end of period                     $ 10.258
 Number accumulation units outstanding at end of               188,309
 period (in thousands)
-------------------------------------------------------------------------------
SCUDDER VSI - GROWTH AND INCOME PORTFOLIO (INCEPTION
DATE FEBRUARY 28, 1996)
 Accumulation unit value at beginning of period               $ 11.536
 Accumulation unit value at end of period                     $  8.793
 Number accumulation units outstanding at end of               580,402
 period (in thousands)
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT -  PARTNERS PORTFOLIO
(INCEPTION DATE FEBRUARY 28, 1996)
 Accumulation unit value at beginning of period               $ 13.053
 Accumulation unit value at end of period                     $  9.818
 Number accumulation units outstanding at end of               370,034
 period (in thousands)
-------------------------------------------------------------------------------
DREYFUS VIF - APPRECIATION PORTFOLIO (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at beginning of period               $ 14.897
 Accumulation unit value at end of period                     $ 12.302
 Number accumulation units outstanding at end of               615,793
 period (in thousands)
-------------------------------------------------------------------------------
DREYFUS VIF- DEVELOPING LEADERS PORTFOLIO
 (INCEPTION DATE FEBRUARY 28, 1996)*
 Accumulation unit value at beginning of period               $ 14.467
 Accumulation unit value at end of period                     $ 11.601
 Number accumulation units outstanding at end of               137,525
 period (in thousands)
-------------------------------------------------------------------------------
JANUS ASPEN-WORLDWIDE GROWTH PORTFOLIO (INCEPTION
DATE FEBRUARY 28, 1996)
 Accumulation unit value at beginning of period               $ 15.288
 Accumulation unit value at end of period                     $ 11.293
 Number accumulation units outstanding at end of               510,305
 period (in thousands)
-------------------------------------------------------------------------------


*Effective 12/31/02 the fund changed its name from Dreyfus VIF Small Cap Portfolio to Dreyfus VIF Developing Leaders Portfolio.




                                  10 PROSPECTUS

HIGHLIGHTS
--------------------------------------------------------------------------------

HOW DO I PURCHASE THIS ANNUITY?

You must complete an Enrollment Form and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $5,000 and subsequent Premium Payments must be at least $250, unless you take advantage of our Pre-Authorized Checking Program ("PAC").

.. For a limited time, usually within ten days after you receive your Certificate, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your written request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

.. You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the length of time from your Certificate Date to the time of surrender.

                   Certificate Year                          Charge
                   ----------------                      --------------
                           1                                   5%
                           2                                   4%
                           3                                   3%
                           4                                   2%
                           5                                   1%
                     6 or greater                              0%


  You won't be charged a Contingent Deferred Sales Charge on:

.. The Annual Withdrawal Amount

.. Premium Payments or earnings that have been in your Annuity for more than five years.

.. Distributions made due to death

.. Payments we make to you as part of your Annuity Payment

.. While you are confined to a nursing home (See "Nursing Home Waiver" on page
  19)

.. To meet IRS minimum distribution requirements if this Certificate is an IRA

.. While you are under age 65 and totally disabled (see "Disability Waiver" on page 19)

.. While you have a terminal illness (see "Terminal Illness" on page 19)

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $25.00 fee each year on the day before your Certificate Anniversary or when you fully Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

You pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

.. A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of .65% of your Certificate Value invested in the Funds.

.. The second type of charge is the fee you pay for the Funds. See Annual Fund
  Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

.. The third type of charge is an Administration charge of .20% of your Certificate Value in the invested Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may surrender all or part of the amounts you have invested at any time before we start making Annuity Payments.

.. Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Certificate first. If the Certificate is tax-qualified, generally all withdrawals are treated as distributions of earnings.
  Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

.. You may have to pay a Contingent Deferred Sales Charge on the money you
  Surrender.

WILL AMERICAN MATURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Certificate Owner, joint owner or the Annuitant die before we begin to make Annuity Payments. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal documents acceptable to us and will be the greater of:

.. The total Premium Payments you have made to us minus any amounts you have Surrendered, or

.. The Certificate Value of your Annuity.

This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions until we receive your settlement instructions and will fluctuate with the performance of the underlying Funds.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When it comes time for us to make payments, you may choose one of the following Annuity Payment Options: Life Annuity; Life Annuity with 120, 180 or 240 Monthly Payments Certain; Cash Refund Life Annuity (this option is not available for variable annuity payments); Joint and Last Survivor Life Annuity; and Payments For a Designated Period.


                                  11 PROSPECTUS

You must begin to take payments by the end of the Annuitant's 90th year. If you do not tell us what Annuity Payment Option you want before that time, we will make payments under the Payments for a Designated Period Annuity Payment Option.


                                  12 PROSPECTUS

GENERAL CERTIFICATE INFORMATION
--------------------------------------------------------------------------------

AMERICAN MATURITY LIFE INSURANCE COMPANY

American Maturity Life Insurance Company ("American Maturity") is a stock insurance company engaged in the business of writing annuities. American Maturity was incorporated under the name of First Equicor Life Insurance Company under the laws of California on October 24, 1972. On July 29, 1994 First Equicor Life Insurance Company redomesticated to Connecticut and changed its name to American Maturity Life Insurance Company. American Maturity is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company, which is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation. Prior to October 31, 2001, American Maturity was owned 60% by Hartford Life and Accident Insurance Company and 40% by Pacific Life Insurance Company.

On July 18, 2000 Allstate Life Insurance Company ("Allstate") entered into a reinsurance agreement with American Maturity Life where Allstate reinsured all of American Maturity's rights, liabilities, and obligations with respect to the Separate Account under the Certificate.

On the same date, American Maturity and Glenbrook Life and Annuity Company ("Glenbrook") entered into an administrative services agreement under which Glenbrook will administer the Certificates. Neither of these agreements will change the fact that American Maturity is primarily liable to you under your Certificate.



AMERICAN MATURITY'S RATINGS

                                                  EFFECTIVE              Basis of
RATING AGENCY                                      DATE OF   Rating       Rating
-------------                                      RATING    ------       ------
-------------------------------------------------- ------ -----------------------------
A.M. Best and Company, Inc.                        3/10/03   A+          Financial
                                                                         Strength
--------------------------------------------------------------------------------------
                                                                         Financial
Standard's & Poor's                               12/31/02   AA-         Security
                                                                      Characteristics
--------------------------------------------------------------------------------------
Fitch                                             10/30/02   AA        Claims Paying
                                                                          Ability
--------------------------------------------------------------------------------------


THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of this Certificate. The Separate Account was established on February 28, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or American Maturity. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

.. Holds assets for your benefit and the benefit of other Certificate Owners, and the persons entitled to the payments described in the Certificate.

.. Is not subject to the liabilities arising out of any other business American
  Maturity Life may conduct.

.. Is not affected by the rate of return of American Maturity Life's General
  Account.

.. Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the separate account. There is no assurance that the value of your annuity will equal the total of the payments you make to us.

THE FUNDS

The underlying variable investments for the Certificates are certain shares of the Dreyfus Variable Investment Fund ("Dreyfus VIF"), Janus Aspen Series ("Janus Aspen"), Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"), and Scudder Variable Series I ("Scudder VSI"), all diversified series investment companies with multiple portfolios. We reserve the right, subject to compliance with the law, to offer additional funds with differing investment objectives.

A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in separate prospectuses (reprinted at the end of this booklet). Each prospectus should be read in conjunction with this prospectus before investing.

The investment objectives of each of the funds are summarized below. There is, of course, no assurance that any fund will meet its objective:

These funds may not be available in all States.












                                  13 PROSPECTUS

PORTFOLIO               EACH PORTFOLIO SEEKS           INVESTMENT ADVISOR
-------------------------------------------------------------------------------
SCUDDER VSI - MONEY     Seeks to maintain the          DEUTSCHE INVESTMENT
MARKET PORTFOLIO         stability of capital and,     MANAGEMENT AMERICAS,
                         consistent therewith, to      INC.
                         maintain the liquidity of
                         capital and to provide
                         current income
-------------------------------------------------------------------------------
SCUDDER VSI - BOND      Pursues a policy of investing  DEUTSCHE INVESTMENT
PORTFOLIO                for a high level of income    MANAGEMENT AMERICAS,
                         consistent with a high        INC.
                            quality portfolio of debt
                         securities
-------------------------------------------------------------------------------
JANUS ASPEN - BALANCED  Seeks long-term capital        JANUS CAPITAL MANAGEMENT
PORTFOLIO                growth, consistent with       LLC
                           preservation of capital and
                           balanced by current income.
-------------------------------------------------------------------------------
JANUS ASPEN -           Seeks long-term growth of      JANUS CAPITAL MANAGEMENT
WORLDWIDE GROWTH         capital in a manner           LLC
PORTFOLIO                consistent with the
                         preservation of capital.
-------------------------------------------------------------------------------
SCUDDER VSI - CAPITAL   Seeks to maximize long-term    DEUTSCHE INVESTMENT
GROWTH PORTFOLIO         capital growth through a      MANAGEMENT AMERICAS,
                         broad and flexible            INC.
                         investment program
-------------------------------------------------------------------------------
SCUDDER VSI - GROWTH &  Seeks long term capital        DEUTSCHE INVESTMENT
INCOME PORTFOLIO         growth, current income and    MANAGEMENT AMERICAS,
                         growth of income              INC.
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT -  Seeks capital growth by
PARTNERS   PORTFOLIO     investing mainly in common    NEUBERGER BERMAN
                         stocks of mid to              MANAGEMENT INC.
                         large-capitalization
                         companies
-------------------------------------------------------------------------------
DREYFUS VIF -           Seeks long-term capital        THE DREYFUS CORPORATION
 APPRECIATION            growth consistent with the    AND SUB-ADVISED BY FAYEZ
 PORTFOLIO               preservation of capital;       SAROFIM & CO.
                         current income is a
                         secondary goal.
-------------------------------------------------------------------------------
DREYFUS VIF -           Seeks to maximize capital
DEVELOPING LEADERS       appreciation. To pursue this
PORTFOLIO                goal, the portfolio
                         primarily invests in THE DREYFUS CORPORATION small-cap
                         companies with total market values of less than $2
                         billion at the time of purchase.
-------------------------------------------------------------------------------



INVESTMENT ADVISERS TO THE FUNDS

THE  DREYFUS  CORPORATION
200 Park Avenue
New York, New York 10166

FAYEZ SAROFIM & CO. (SUB-ADVISER)
909 Fannin
Two Houston Center, Suite 2907
Houston, Texas 77010-1083

JANUS CAPITAL MANAGEMENT LLC
100 Filmore Street
Denver, Colorado 80206-4923

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS, INC.
Two International Place
Boston, Massachusetts 02110-4103




Please see the prospectuses for the Dreyfus Variable Investment Fund, Janus Aspen Series, Neuberger Berman Advisers Management Trust and Scudder Variable Series I for more information on each investment adviser.


MIXED AND SHARED FUNDING
Shares of the Funds may be sold to other separate accounts and other insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Certificate Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed funding, as disclosed in the Funds' prospectus.


VOTING RIGHTS
We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:


                                  14 PROSPECTUS

Notify you of any Fund shareholders' meeting if the shares held for your Certificate may be voted.

Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Certificate.

Arrange for the handling and tallying of proxies received from Certificate
Owners.

Vote all Fund shares attributable to your Certificate according to instructions received from you, and

Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your certificate may be voted. After we begin to make payments to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS
We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Certificate. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Certificate Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Securities and Exchange Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Certificate necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Certificate owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.


ADMINISTRATIVE SERVICES
American Maturity has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, American Maturity provides administrative services and the Funds pay a fee to American Maturity that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each fund or each Fund family.




PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Money Market Portfolio Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Statement of Additional Information may also present some performance benchmarks, based on unmanaged market indices, such as the S&P 500, and on


                                  15 PROSPECTUS

"peer groups," which use other managed funds with similar investment objectives. These benchmarks may give you a broader perspective when you examine hypothetical or actual Sub-Account performance.

We may provide information on various topics to Certificate Owners and prospective Certificate Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Certificate and the characteristics of and market for such alternatives.


THE FIXED ACCOUNT
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Certificate Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the general account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, surrenders or transfers from the Fixed Account on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING

Dollar cost averaging is a method in which investors buy securities in a series of regular purchases instead of in a single purchase. This allows the investor to have a lower average security price over time. This allows the investor to purchase more units in a lower price environment, and fewer units in a higher price environment. Prior to your Annuity Commencement Date, you may use dollar cost averaging to transfer amounts, over time, from any Sub-Account or the Fixed Account with a Certificate Value of at least $500 to one or more other Sub-Accounts.


                                  16 PROSPECTUS

THE CERTIFICATE
--------------------------------------------------------------------------------

PURCHASES AND CERTIFICATE VALUE

WHAT TYPES OF CERTIFICATE IS AVAILABLE?The certificate is a group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any eligible member of the AARP.

If you are purchasing the certificate for use as an IRA, you should consider other features of the certificate besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


HOW DO I PURCHASE A CERTIFICATE?
You may purchase a Certificate by completing and submitting an Enrollment Form along with an initial Premium Payment. The minimum Premium Payment is $5,000. for additional Premium Payments, the minimum premium payment is $250. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our PAC program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 (age 89 in New York) on the date that your Certificate is issued. You must be of legal age in the state where the Certificate is issued and you are subject to the eligibility and membership requirements of the AARP.

We reserve the right to reject any Enrollment Form or premium payment for any reason, subject to the applicable state nondiscrimination laws and to our own standards and guidelines.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CERTIFICATE?
Your initial Premium Payment will be invested within two Business Days of our receipt of a properly completed Enrollment Form and the Premium Payment. Subsequent Premium Payments are priced on the same Business Day they are received. If we receive your subsequent Premium Payment on a Non-Business day, the amount will be invested on the next Business Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the Enrollment Form accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five business days while we try to obtain complete information. If we cannot obtain the information within five Business Days, we will return the Premium Payment and explain why the Premium Payment could not be processed, unless you authorize us to keep the Premium Payment until the necessary information is received.


CAN I CANCEL MY CERTIFICATE AFTER I PURCHASE IT?
We want you to be satisfied with the certificate you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Certificate, simply return it with a written request for cancellation within ten days after you receive the Certificate. In some states, you may be allowed more time to cancel your Certificate. We will not deduct any Contingent Deferred Sales Charges during this time.

You bear the investment risk from the time the Certificate is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Certificate and the method of purchase.


HOW IS THE VALUE OF MY CERTIFICATE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE? The Certificate Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Business Day your Certificate Value, with the exception of any Premium Payments credited to the Fixed Account, reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Certificate, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or annuitizing your Certificate.

To determine the current Accumulation Unit Value, we take the prior Business Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Business Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Business Day to the next. The Net Investment Factor for each Sub-Account equals:

.. The net asset value per share of each Fund held in the Sub-Account at the end of the current Business Day divided by

.. The Net Asset Value per share of each Fund held in the Sub-Account at the end of the prior Business Day; minus


                                  17 PROSPECTUS

.. The daily mortality and expense risk charge and Administrative Charge adjusted for the number of days in the period, and any other applicable charge.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Certificate Value.


CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS
Before the Annuity Commencement Date, you may transfer from one Sub-Account to another at no extra charge. After the Annuity Commencement Date, if a variable payout option has been selected, you may transfer from one Sub-Account to another once each quarter. Your transfer request will be processed on the day that it is received as long as it is received on a Business Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Business Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


SUB-ACCOUNT TRANSFER RESTRICTIONS
This Certificate is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make request transfers to take advantage of inefficiencies in Fund pricing should not purchase this Certificate. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase expenses and affect Fund performance.

Effective May 1, 2002, we will introduce a new policy for transfers between Sub-Accounts, which is designed to protect Certificate Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Certificate Year for each Certificate by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Certificate during the period starting May 1, 2002 through your next Certificate Anniversary, and then during each Certificate Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Certificate Owners with aggregate Certificate Values of $2 million or more, you may be required to sign a separate agreement with us which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges if we determine that your are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Certificate Owners. We will consider the following factors:

-  the dollar amount of the transfer;

-  the total assets of the Funds involved in the transfer;

-  the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and may modify these restrictions at any time.


TELEPHONE TRANSFERS
We may permit you to authorize transfers among the Sub-Accounts and the Fixed Account over the telephone. We will not be responsible for losses resulting from acting upon telephone requests that we reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All transfer instructions by telephone are tape recorded.

Transaction instructions we receive by telephone before 4:00 p.m. Eastern time (1:00 p.m. Pacific time), (or the close of the New York Stock Exchange, if earlier), on any Business Day will normally be effective on that day, and we will send you written confirmation of each telephone transfer. We cannot guarantee that you will always be able to reach us to complete a telephone transaction in the event of busy telephone lines, severe weather conditions, or other emergencies.

The right to reallocate Certificate Values between the Sub-Accounts is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Certificate Owners is, or would be, to the disadvantage of other Certificate Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and the Fixed Account and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a


                                  18 PROSPECTUS
power of attorney on behalf of more than one Certificate Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Certificate Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by American Maturity to be to the disadvantage of other Certificate Owners.


POWER OF ATTORNEY
You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Certificate if you have authorized someone else to act under a power of attorney.




CHARGES AND FEES
--------------------------------------------------------------------------------

There are 5 charges and fees associated with the Certificate:

1. THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Certificate, and the cost of preparing sales literature and other promotional activities. We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on the length of time from your Certificate Date to the time of surrender. The Contingent Deferred Sales Charge will not be assessed on amounts which exceed the total amount of the Premium Payments made. For purposes of assessing the Contingent Deferred Sales Charge, we assume that any Surrenders come first from Premium Payments and next from earnings. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of Premium Payments Surrendered and is equal to:

     Certificate Year           Charge
     ----------------       --------------
            1                     5%
            2                     4%
            3                     3%
            4                     2%
            5                     1%
       6 or greater               0%


THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

.. ANNUAL WITHDRAWAL AMOUNT: During the five years from the date we issue your Certificate, you may, each Certificate Year, take partial Surrenders up to 10% of the Premium Payments remaining in the Certificate as of the last Certificate Anniversary. If you do not take 10% one year, you may not take more than 10% of the remaining Premium Payments the next year. Withdrawals in excess of this amount will be subject to the Contingent Deferred Sales Charge.

.. SURRENDERS MADE AFTER FIVE YEARS FROM THE DATE WE ISSUE YOUR CERTIFICATE.
  After the fifth Certificate Year, you may take the total of: (a) all of your earnings, and (b) all Premium Payments held in your Certificate.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

.. NURSING HOME WAIVER - No Contingent Deferred Sales Charge will be assessed upon surrenders that occur during your confinement in a facility certified as a nursing home. Such confinement (1) must have been continuous for at least 90 days before the surrender request; (2) must be at the recommendation of a U.S. licensed physician; (3) must be for medically necessary reasons and; (4) must be in effect at the time of the surrender request. In Massachusetts, your nursing home confinement must also be expected to be permanent. This Nursing Home Waiver is not available in New York.

.. DISABILITY WAIVER - No Contingent Deferred Sales Charge will be assessed upon surrenders that occur when you are under age 65 and Totally Disabled. You must provide written proof, satisfactory to us, that you are Totally Disabled. Totally Disabled means a disability that: (1) results from bodily injury or disease; (2) begins while the Certificate is in force; (3) has existed continuously for at least 12 months; and (4) prevents you from engaging in the substantial and material duties of your regular occupation. During the first 12 months of Total Disability, regular occupation means your usual full time (at least 30 hours per week) work when Total Disability begins. we reserve the right to require reasonable proof of such work. After the first 12 months of Total Disability, regular occupation means that for which you are reasonably qualified by education, training or experience. This Disability Waiver is not available in Massachusetts or New York.

.. TERMINAL ILLNESS - No Contingent Deferred Sales Charge will be assessed upon surrenders that occur when you have been diagnosed with a medical condition that results in a life expectancy of less than twelve months. You must provide written proof, satisfactory to us, that you have been diagnosed by a U.S. licensed physician with a medical determinable condition that results in a life expectancy of less than


                                  19 PROSPECTUS
  twelve months (2 years in Massachusetts). This Terminal Illness waiver is not available in New York.

.. IRS MINIMUM DISTRIBUTIONS - No Contingent Deferred Sales Charge will be assessed against surrenders necessary to meet the minimum distribution requirements set forth in Section 401(a) of the Code as such requirements apply to amounts held under the Certificate if you so specify in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

.. Upon death of the Annuitant or Certificate Owner. No Contingent Deferred Sales
  Charge will be deducted if the Annuitant or Certificate Owner dies, unless the Certificate Owner is not a natural person (e.g. a trust).

.. Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Certificate.

.. Upon cancellation during the Right to Examine Period.

2. MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Certificate, we deduct a daily charge at the rate of .65% per year of Sub-Account value (estimated at ..47% for mortality and .18% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

.. MORTALITY RISK - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payments have begun. During the period your Premium Payments are accumulating, We are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
                                                                    Once Annuity
  Payments have begun, we may be required to make Annuity Payments as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payment Option chosen is the Life Annuity, Life Annuity with 120, 180 or 240 Monthly Payments Period Certain, Cash Refund Life Annuity, or Joint and Last Survivor Life Annuity Payment Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

.. EXPENSE RISK - We also bear an expense risk that the Contingent Deferred Sales
  Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Certificate.

Although variable Annuity Payments will fluctuate with the performance of the underlying Fund selected, your Annuity Payments will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3. ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Certificate Value to reimburse us for expenses relating to the administrative maintenance of the Certificate and the Accounts. The annual $25 charge is deducted the day before the Certificate Anniversary or when the Certificate is fully Surrendered if the Certificate Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Certificate Value is $50,000 or more the day before your Certificate Anniversary or when you fully Surrender your Contract.

4. ADMINISTRATION FEE

We charge an Administrative Fee as compensation for costs we incur in operating the Separate Account and issuing and administering the Certificates, including processing Enrollment Forms and payments, and issuing reports to Certificate owners and to regulatory authorities.

This Administration Fee is charged at an annual rate of 0.20% against all Certificate Values held in the Sub-Accounts during the life of the Certificate. This fee is assessed daily during both the accumulation and the annuity periods. A relationship will not necessarily exist between the actual administrative expenses attributable to a particular Certificate and the Administrative Fee paid in respect of that particular Certificate.

5. PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Certificate when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5%.


                                  20 PROSPECTUS

DEATH BENEFIT
--------------------------------------------------------------------------------

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Certificate Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested in the same Accounts, according to the Certificate Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds.



If death occurs before the Annuity Commencement Date, the Death Benefit is the greater of:

The Certificate Value on the date the death certificate or other legal document acceptable to us is received; or

100% of all Premium Payments paid into the Certificate minus any partial Surrenders;

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.


IF THE DECEASED IS      AND...                  AND...                  THEN THE...
THE...
Certificate Owner       There is a surviving    The Annuitant is         Designated Beneficiary
                         joint Certificate       living or deceased      receives the Death
                         Owner                                           Benefit.
------------------------------------------------------------------------------------------------
Certificate Owner       There is no surviving   The Annuitant is        Designated Beneficiary
                         joint Certificate       living or deceased      receives the Death
                         Owner                                           Benefit.
------------------------------------------------------------------------------------------------
Certificate Owner       There is no surviving    The Annuitant is       Certificate Owner's
                         joint Certificate       living or deceased      estate receives the
                         Owner and the                                   Death Benefit.
                         Beneficiary
                         predeceased the
                         Certificate Owner
------------------------------------------------------------------------------------------------
Annuitant                The Certificate Owner  There is no named       Designated Beneficiary
                         is living               Contingent Annuitant    receives the Death
                                                                         Benefit.
------------------------------------------------------------------------------------------------
 Annuitant              The Certificate Owner   There is a surviving    Designated Beneficiary
                         is living               Contingent Annuitant    receives the Death
                                                                         Benefit.
------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS PRIOR TO THE ANNUITY COMMENCEMENT DATE:




IF THE DECEASED IS       AND...                    THEN THE...
THE...
-------------------------------------------------------------------------------
                                                   Death Benefit is paid to the
                                                   surviving joint Certificate
Certificate                                        Owner The Annuitant is living
                                                   Owner, if any, otherwise to
                                                   the Designated Beneficiary.
-------------------------------------------------------------------------------
                         The Certificate Owner is  The Contingent Annuitant
Annuitant                living and there is a     becomes the Annuitant and
                         Contingent Annuitant      the Certificate continues.
-------------------------------------------------------------------------------
                         The Certificate Owner is  The Certificate Owner
Annuitant                living and there is no    receives the Death Benefit.
                         Contingent Annuitant
-------------------------------------------------------------------------------
Annuitant                The Annuitant is also     The Designated Beneficiary
                         the Certificate Owner     receives the Death Benefit.
-------------------------------------------------------------------------------



THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYMENT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYMENT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT OUR CUSTOMER SERVICE SPECIALISTS AT OUR CUSTOMER SERVICE CENTER 1-800-923-3334.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payment Options then being offered by us. On the date we receive written notification of due proof of death, we will compute the Death Benefit as of the end of the Business Day in which we receive this written notification. The Death Benefit will be paid out


                                  21 PROSPECTUS
or applied to a selected Annuity Payment Option in accordance the completed settlement instructions received by us. When there is more than one Beneficiary, we will calculate the Death Benefit payable for each Beneficiary's portion of the proceeds as of the end of the Business Day in which we receive the Beneficiary's written settlement instructions. The Death Benefit will be paid out or applied to a selected Annuity Payment Option according to each Beneficiary's settlement instructions. If we receive the complete settlement instructions on a Non-Business Day, computations will take place on the next Business Day.

The Beneficiary may elect under the Annuity Payment Option "Annuity Proceeds Settlement Option" and leave proceeds from the Death Benefit with us for up to five years from the date of the Certificate Owner's death if the Certificate Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges. If there are multiple Beneficiaries, Subsequent Sub-Account transfers and Surrenders may be elected by having one beneficiary, with a power of attorney from the remaining beneficiaries, provide us with instructions.

REQUIRED DISTRIBUTIONS: If the Certificate Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payment Option that results in complete Annuity Payment within five years.

If the Certificate Owner dies on or after the Annuity Commencement Date and before the entire interest in the Certificate has been distributed, the remaining portion of this interest shall be distributed at least as rapidly as under the method of distribution chosen by the Certificate Owner at the time of the Certificate Owner's death.

If the Certificate Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Certificate Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Certificate Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions: The selection of an Annuity Payment Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payment Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death. Payment to the Beneficiary, other than in a lump sum, may only be elected during the sixty-day period beginning with the date of receipt of due proof of death.

If these conditions are not met, the death benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTINUATION - If the sole Beneficiary is the Certificate Owner's spouse, the Beneficiary may elect to continue the Certificate as the Certificate Owner in lieu of receiving the death benefit payment, receive the death benefit in one lump sum payment or elect an Annuity Payment Option with annuity payments beginning within one year of the Certificate Owner's death.


SURRENDERS
--------------------------------------------------------------------------------

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE: When you Surrender your Certificate before the Annuity Commencement Date, the Surrender Value of the Certificate will be made in a lump sum payment. The Surrender Value is the Certificate Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Certificate.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE: You may request a partial Surrender of Certificate Values at any time before the Annuity Commencement Date. There are two restrictions:

.. The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

.. The Certificate must have a minimum Certificate Value of $5,000 after the Surrender. The minimum Certificate Value in New York and Massachusetts must be $2,000 after the Surrender. We reserve the right to close your Certificate and pay the full Surrender Value if the Certificate Value is under $5,000 after the Surrender. Before terminating any Certificate whose value has been reduced by partial withdrawals to less than this minimum amount we will inform you in writing of our intention to terminate your Certificate and give you at least 30 days in which to make an additional purchase payment to restore your Certificate Value to the minimum Certificate Value of $5,000 ($2,000 in New York and Massachusetts). If we terminate your Certificate we will pay out the entire Certificate Value, minus any applicable federal or state withholding taxes and state premium taxes.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE: Partial surrenders are permitted after the Annuity


                                  22 PROSPECTUS

Commencement Date if you elect the payment for a designated period annuity option (variable annuitization only), but check with your tax advisor because there might be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full and partial Surrenders must be in writing. We will send your money within seven days of receiving completed instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission (the "SEC"),
(b) the SEC permits postponement and so orders, or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS - To request a full or partial Surrender, complete a Surrender Request Form or send us a letter, signed by you, stating:

the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

your tax withholding amount or percentage, if any, and

your mailing address. If there are joint Certificate Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Account.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

Withdrawals taken prior to Annuitization are generally considered to come from the earnings in the contract first. If the contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxable as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Federal tax law is unclear regarding the taxation of any partial surrender taken after the Maturity Date. The IRS could determine that a greater or lesser portion of such a payment is taxable than the amount we determine.


ANNUITY OPTIONS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYMENTS FROM YOUR CERTIFICATE. YOU, AS THE CERTIFICATE OWNER, SHOULD ANSWER FOUR QUESTIONS:

1. When do you want Annuity Payments to begin?

2. What Annuity Payment Option do you want to use?

3. How often do you want to receive Annuity Payments?

4. Do you want Annuity Payments to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payment Option that best meets your income needs. A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Certificate, which is also called the "basis". Once the investment in the Certificate is depleted, all remaining payments will be fully taxable. If the Certificate is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

1. WHEN DO YOU WANT THE PAYEE ANNUITY PAYMENTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Certificate or at any time before you begin receiving Annuity Payments. The Annuity Commencement Date must be no earlier than your first Certificate Anniversary. You may change the Annuity Commencement Date by notifying us thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's/Owner's 90th year.

All Annuity Payments, regardless of frequency, will occur on the same day of the month as the Annuity Commencement date. After the initial payment, if an Annuity Payment date falls on a Non-Business Day, the Annuity Payment is computed on the prior business day. If the Annuity Payment date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payment will be computed on the last business day of the month.

2. WHICH ANNUITY PAYMENT OPTION DO YOU WANT TO USE?

Your Certificate contains the Annuity Payment Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Certificate Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payment Options. Once we begin to make Annuity Payments, the Annuity Payment Option cannot be changed.

LIFE ANNUITY

An annuity payable periodically during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. This option offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.


                                  23 PROSPECTUS

It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third Annuity payment, etc.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENT CERTAIN

An annuity providing monthly income for a fixed period of 120 months, 180 months, or 240 months (as selected), and for as long thereafter as the Annuitant shall live.

If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value, as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by American Maturity.

CASH REFUND LIFE ANNUITY

An annuity payable periodically during the lifetime of the Annuitant ceasing with the last payment due prior to the death of the Annuitant provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the excess, if any, of

(a) minus (b) where: (a) is the Net Surrender Value applied on the Annuity

Commencement Date under this option: and (b) is the dollar amount of Annuity payments already paid. This option is not available for variable payments.

JOINT AND LAST SURVIVOR LIFE ANNUITY

An annuity payable periodically during the joint lifetime of the Annuitant and a Joint Annuitant, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

It would be possible under this option for an Annuitant and Joint Annuitant to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

PAYMENT FOR A DESIGNATED PERIOD

An amount payable periodically for the number of years selected which may be from 5 to 30 years.

In the event of the Annuitant's death prior to the end of the designated period, the present value, as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by American Maturity Life.

Payment for a Designated Period option is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality risks assumed under the certificates thus provide no real benefit to a Certificate Owner.

If you do not elect an Annuity Payment Option, fixed Annuity Payments will automatically begin on the Annuity Commencement Date under the Payment for a Designated Period option. You will receive Annuity Payments over a period of five years.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYMENTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payment Option, you must also decide how often you want the Payee to receive Annuity Payments. You may choose to receive Annuity Payments:

.. monthly,

.. quarterly,

.. semi-annually, or

.. annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payments. You must select a frequency that results in an Annuity Payment of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payment up to at least $50. For Certificates issued in New York and Massachusetts, the minimum monthly Annuity Payment is $20.

THE ASSUMED INVESTMENT RETURN

The Assumed Investment Return is the investment return used to calculate variable Annuity Payments. The Assumed Investment Return for your Annuity is 5%. The first Annuity Payment will be based upon a 5% Assumed Investment Return. The remaining Annuity Payments will fluctuate based on the actual investment results of the Sub-Accounts.

4. DO YOU WANT ANNUITY PAYMENTS TO BE FIXED OR VARIABLE?

You may choose an Annuity Payment Option with fixed-dollar amounts or variable-dollar amounts, or a combination of both depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYMENTS - Once a fixed-dollar amount Annuity Payment begins, you cannot change your selection to receive a variable-dollar amount Annuity Payment. You will receive equal fixed-dollar amount Annuity Payments throughout the Annuity Payment period. Fixed-dollar amount Annuity Payment amounts are determined by multiplying the Certificate Value, minus any Applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payment Option tables in your Certificate.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYMENTS - A variable-dollar amount Annuity Payment is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payments may fluctuate with the performance of the underlying Funds. To begin


                                  24 PROSPECTUS
making variable-dollar amount Annuity Payments, we convert the first Annuity Payment amount to a set number of Annuity Units and then price those units to determine the Annuity Payment amount. The number of Annuity Units that determines the Annuity Payment amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payment depends on:

.. the Annuity Payment Option chosen,

.. the Annuitant's attained age and gender (if applicable), and,

.. the applicable annuity purchase rates based on the 1983a Individual Annuity
  Mortality table.

The total amount of the first variable-dollar amount Annuity Payment is the sum of the values of each Sub-Account. This is determined by dividing the Certificate Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the certificate for the selected Annuity Payment Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payment is equal to:

Sub-Account Annuity Units, determined from the first Annuity Payment, multiplied by Annuity Unit Value.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS: After the Annuity Commencement Date, you may transfer the dollar amount associated with Annuity Units from one Sub-Account to another once a quarter. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange (1:00 p.m. Pacific Time).


OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

PRE-AUTHORIZED CHECKING PROGRAM ("PAC") - PAC is an electronic transfer program that allows you to have money automatically withdrawn from your checking or savings account, and invested in your Certificate. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $100. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Certificate.

ELECTRONIC FUND TRANSFERS - Electronic Fund Transfers allow you to Surrender up to 10% of your remaining Premium Payments each Certificate Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. Electronic Fund Transfers may change based on your instructions after your fifth Certificate Year.

REBALANCING - Asset Rebalancing is another type of asset allocation program available to you. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

EARNINGS SWEEP - You may instruct us to make automatic periodic transfers of your earnings from the Fixed Account to one or more Sub-Accounts.


OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT - Ownership of this Certificate is generally assignable. An assignment of a non-qualified Certificate may subject the Certificate Values or Surrender Value to income taxes and additional 10% penalty tax.

CERTIFICATE MODIFICATION - The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Certificate, but no modification will affect the amount or term of any Certificate unless a modification is required to conform the Certificate to applicable Federal or State law. No modification will affect the method by which Certificate Values are determined.

HOW CERTIFICATES ARE SOLD:

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of American Maturity. HSD and American Maturity are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is 200 Hopmeadow Street, Simsbury, CT 06089. HSD is registered with the SEC under the Securities Exchange


                                  25 PROSPECTUS

Act of 1934 as a Broker-Dealer and is a member of the NASD.

The securities will be sold by salespersons of HSD, who represent American Maturity as insurance and variable annuity agents and who are registered representatives. These salespersons will be supervised by American Maturity who will respond to telephone inquiries as a result of national advertising.


LEGAL MATTERS AND EXPERTS
There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Certificates and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, American Maturity Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

Independent Public Accountants - We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of American Maturity Life Insurance Company for the years ending December 31, 2000 and December 31, 2001 and of the Separate Account for the year ended December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act if 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

You may call one of our Customer Service representatives if you have any questions or write or call us at the address below:

American Maturity Life Insurance Company
P.O. Box 80469
Lincoln, NE 68501
Telephone: (800) 923-3334

Overnight Mailing Address:
2940 S. 84th Street, Suite 2A2
Lincoln, NE 68506




FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Certificates?


A. GENERAL
Since federal tax law is complex, the tax consequences of purchasing this Certificate will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Certificate is right for you.

Our general discussion of the tax treatment of this Certificate is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Certificate cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this Certificate. For detailed information, you should consult with a qualified tax adviser familiar with your situation.


B. TAXATION OF AMERICAN MATURITY AND THE SEPARATE ACCOUNT
The Separate Account is taxed as part of American Maturity which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (see "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for annuity contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

.. certain annuities held by structured settlement companies,

.. certain annuities held by an employer with respect to a terminated qualified retirement plan and

.. certain immediate annuities.


                                  26 PROSPECTUS

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

2. OTHER CERTIFICATE OWNERS (NATURAL PERSONS).

A Certificate Owner is not taxed on increases in the value of the Certificate until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Certificate) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Certificates obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Certificate (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and
(2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If, at the time that any amount is received or deemed received, there is no "income on the contract" (e.g., because the gross value of the Certificate does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Certificate or the assignment or pledge of any portion of the value of the Certificate shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Certificate, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio equals the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Certificates issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Certificate Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. American Maturity believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such contracts is withdrawn. As of the date of this


                                  27 PROSPECTUS
prospectus, there are no regulations interpreting this provision.

D. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Certificate (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

1. Distributions made on or after the date the recipient has attained the age of 591/2.

2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3. Distributions attributable to a recipient's becoming disabled.

4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

E. SPECIAL PROVISIONS AFFECTING CERTIFICATES OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Certificate was obtained by a tax-free exchange of a life insurance or annuity contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor contract) that is attributable to such pre-8/14/ 82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Certificates are generally subject to the rules described in this subparagraph 3.

F. REQUIRED DISTRIBUTIONS

i. Death of Certificate Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

1. If any Certificate Owner dies on or after the Annuity Commencement Date and before the entire interest in the Certificate has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2. If any Certificate Owner dies before the Annuity Commencement Date, the entire interest in the Certificate will be distributed within 5 years after such death; and

3. If the Certificate Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Certificate shall be treated as the Certificate Owner, and any change in the primary annuitant shall be treated as the death of the Certificate Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payment under the Certificate.

ii. Alternative Election to Satisfy Distribution Requirements

If any portion of the interest of a Certificate Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Certificate Owner's death.

iii. Spouse Beneficiary

If any portion of the interest of a Certificate Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Certificate Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Certificate be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,


                                  28 PROSPECTUS
no more than 70% is represented by any two investments,

no more than 80% is represented by any three investments, and,

no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all Certificates subject to the diversification requirements in a manner that will maintain adequate diversification.

4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, formal guidance has yet to be issued. We do not know if additional guidance will be issued. If formal guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the Certificate, as necessary, to prevent you from being considered the owner of assets in the separate account.


D. FEDERAL INCOME TAX WITHHOLDING
Any portion of a distribution that is current taxable income to the Certificate Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Certificate Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.


E. GENERAL PROVISIONS AFFECTING IRAS 1. TAXATION OF WITHDRAWALS FROM AN IRA

If the Certificate Owner takes a partial surrender under an IRA, the Certificate Owner may exclude from gross income the portion of the payment that bears the same ratio to the total payment that the investment in the Certificate (i.e., nondeductible IRA contributions, rollovers of after-tax monies to the IRA) bears to the Certificate Value. We do not keep track of nondeductible or after-tax contributions to an IRA, and all tax reporting of distributions from IRAs will indicate that the distribution is fully taxable.

2. REQUIRED MINIMUM DISTRIBUTIONS

Generally, IRAs require minimum distributions once the owner has attained age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Certificate. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

3. PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM AN IRA

A 10% penalty tax applies to the taxable amount of any premature distribution from an IRA. The penalty tax generally applies to any distribution made prior to the date the Certificate Owner attains age 591/2. However, no penalty tax is incurred on distributions:

  (a) made on or after the Certificate Owner attains age 591/2,


                                  29 PROSPECTUS

  (b) made a a result of the Certificate Owner's death or total disability,

  (c) made in substantially equal periodic payments over the Certificate Owner's life or life expentancy, or over the joint lives or joint life expentancies of the Certificate Owner and the Beneficiary,

  (d) made pursuant to an IRS levy,

  (e) made for certain medical expenses,

  (f) made to pay for health insurance while unemployed,

  (g) made for qualified higher education expenses, and

  (h) made for a first time home purchase (up to $10,000 lifetime limit).

4. SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON IRAS

With respect to IRAs using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream could violate the requirement that payments be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to an additional 10% penalty tax unless another exception to the penalty applied. The tax for the year of modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult with a competent tax advisor prior to taking a withdrawal.

5. BENEFICIARY IRA

We can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA under which the decedent's surviving spouse is the beneficiary. We do not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA.


                                  30 PROSPECTUS

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Section
-------

--------------------------------------------------------------------------------
  Introduction
--------------------------------------------------------------------------------
  Description of American Maturity Life Insurance Company
--------------------------------------------------------------------------------
  Safekeeping of Assets
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Distribution of the Certificates
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Annuity Period
--------------------------------------------------------------------------------
  Calculation of Yield and Return
--------------------------------------------------------------------------------
  Performance Comparisons
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------





                                  31 PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT AMLVA
                            THE AARP VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to American Maturity Life Insurance Company, P.O. Box 80469, Lincoln, NE 68501.




Date of Prospectus: May 1, 2003


Date of Statement of Additional Information: May 1, 2003









                                        1





                                TABLE OF CONTENTS

SECTION                                                              PAGE
--------                                                             ----
INTRODUCTION...........................................................3

DESCRIPTION OF AMERICAN MATURITY LIFE INSURANCE COMPANY................3

SAFEKEEPING OF ASSETS..................................................4

EXPERTS................................................................4

DISTRIBUTION OF THE CERTIFICATES.......................................4

ANNUITY PERIOD.........................................................5

CALCULATION OF YIELD AND RETURN.......................................10

PERFORMANCE COMPARISONS...............................................13

FINANCIAL STATEMENTS................................................SA-1



                                        2


                                  INTRODUCTION

     This Statement of Additional Information is to be read in conjunction with the Prospectus of American Maturity Life Insurance Company's Separate Account AMLVA (the AARP Variable Annuity). This Statement of Additional Information contains information that may be of some interest to some investors.


             DESCRIPTION OF AMERICAN MATURITY LIFE INSURANCE COMPANY

     American Maturity Life Insurance Company ("American Maturity") is a stock insurance company engaged in the business of writing annuities. American Maturity was originally incorporated under the name of First Equicor Life Insurance Company under the laws of California on October 24, 1972. On July 29, 1994 First Equicor Life Insurance Company redomesticated to Connecticut and changed its name to American Maturity Life Insurance Company. American Maturity Life Insurance Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company, which is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation. Prior to October 31, 2001, American Maturity Life Insurance Company was owned 60% by Hartford Life and Accident Insurance Company and 40% by Pacific Life Insurance Company.


     On July 18, 2000 Allstate Life Insurance Company ("Allstate") entered into a reinsurance agreement with American Maturity Life Insurance Company ("American Maturity") where Allstate reinsured all of American Maturity's rights, liabilities, and obligations with respect to the Separate Account under the Certificate.


     On the same date, American Maturity and Glenbrook Life and Annuity Company ("Glenbrook") entered into an administrative services agreement under which Glenbrook will administer the Certificates. Neither of these agreements will change the fact that American Maturity is primarily liable to you under your Certificate.


     The American Association of Retired Persons ("AARP") granted American Maturity the exclusive right to offer annuity products to the membership of AARP pursuant to an agreement established July 6, 1994. The agreement requires American Maturity to maintain minimum capital surplus levels, minimum ratings from nationally recognized rating services, and generally to obtain AARP's consent in all matters relating to the offering of annuities to AARP members. The agreement also includes a shareholder's agreement of American Maturity's shareholders. In return for the exclusive right to offer annuity products to AARP members, American Maturity pays AARP a royalty fee. The agreement is effective until December 31, 2004, at which time AARP and American Maturity may or may not renew the agreement.

                                        3

     American Maturity has earned the following ratings:

                                                   EFFECTIVE              Basis of
RATING AGENCY                                       DATE OF   Rating       Rating
-------------                                       RATING    ------       ------
---------------------------------------------------------------------------------------
A.M. Best and Company, Inc.                         3/10/03   A+          Financial
                                                                          Strength
---------------------------------------------------------------------------------------
                                                                          Financial
Standard's & Poor's                                12/31/02   AA-         Security
                                                                       Characteristics
---------------------------------------------------------------------------------------
Fitch                                              10/30/02   AA        Claims Paying
                                                                           Ability
---------------------------------------------------------------------------------------


     These ratings do not apply to the performance of the Separate Account. However, the contractual obligations under this variable annuity are the general corporate obligations of American Maturity. These ratings do apply to American Maturity's ability to meet its insurance obligations under the Certificate.


                              SAFEKEEPING OF ASSETS

     The assets of the Separate Account are held by American Maturity under a safekeeping arrangement.


                                     EXPERTS

     The financial statements of American Maturity Life Insurance Company for the year ended December 31, 2002 included in this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The report on the financial statements of American Maturity Life Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the change in certain accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual effective January 1, 2001, which practices differ from accounting principles generally accepted in the United States of America.

     The audited financial statements of American Maturity Life Insurance Company for the years ending December 31, 2001 and December 31, 2000 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of American Maturity Life Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States of America.

     We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of American Maturity Life Insurance Company for the years ending December 31, 2001 and December 31, 2000 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

     The financial statements of the sub-accounts comprising American Maturity Life Insurance Company Separate Account AMLVA as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                          DISTRIBUTION OF CERTIFICATES

     Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account and will offer the Certificates on a continued basis.


     HSD is an affiliate of American Maturity. Both HSD and American Maturity are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is 200 Hopmeadow Street, Simsbury, CT 06089.

                                        4

     HSD is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD")


     The securities will be sold by salespersons of HSD, who represent American Maturity as insurance and variable annuity agents and who are NASD registered representatives. These salespersons will be supervised by American Maturity who will respond to telephone inquires as a result of national advertising


     American Maturity is obligated to reimburse HSD for all operating expenses associated with HSD's services provided.


     American Maturity may pay a consultation service fee to AARP for demographic, administrative, record keeping and marketing consultation services provided. In no event will such service fee exceed 0.07% of the premiums deposited in the Certificate.


     American Maturity currently does not pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account.


                                 ANNUITY PERIOD

A.   Annuity Payments

     Variable annuity payments are determined on the basis of (1) a mortality table set forth in the Certificates and the type of annuity payment option selected, and (2) the investment performance of the investment medium selected. Fixed annuity payments are based on the Annuity tables contained in the Certificates, and will remain level for the duration of the annuity.


     The amount of the annuity payments will not be affected by adverse mortality experience or by an increase in expenses in excess of the expense deduction for which provision has been made (see "Charges Under the Certificates," in the Prospectus).


     For a variable annuity, the Annuitant will be paid according to the value of a fixed number of Annuity Units. However, the value of the Annuity Units, and the amounts of the variable annuity payments, will vary with the investment experience of the Fund shares selected.


B. Electing the Annuity Commencement Date and Form of Annuity

     The Certificate Owner selects an Annuity Commencement Date and an Annuity Option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday.

                                        5

     The Annuity Commencement Date and/or the Annuity Option may be changed from time to time, but any such change must be made in writing at least 30 days before the scheduled Annuity Commencement Date.


     The Certificate contains the five Annuity Options. Options 5 is available with respect to Qualified Certificates only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the Internal Revenue Service, or if none is prescribed, the mortality table then in use by American Maturity.


     If you do not elect otherwise, payments will automatically begin at the Annuitant's age 90 under Option 5, Designated Period for 5 years.


     When an Annuity is effected under a Certificate, unless otherwise specified, variable values will be applied to provide a variable annuity based on Certificate Values as they are held in the various Sub-Accounts under the Certificates. Fixed Account Certificate Values will be applied to provide a fixed annuity. The Certificate Owner should consider the question of allocation of Certificate Values among Sub-Accounts of the Separate Account and the General Account of American Maturity to make certain that Annuity payments are based on the investment alternative best suited to the Certificate Owner's needs for retirement.


     If at any time annuity payments are or become less than the minimum payment amount according to Company rules then in effect, American Maturity has the right to change the frequency of payment to such intervals as will result in a payment at least equal to the minimum.


     There may be other annuity options available offered by American Maturity from time to time.


C.   Optional Annuity Forms

LIFE ANNUITY

     A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This option offers the maximum level of periodic payments of any of the life annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

                                        6

     It would be possible under this option for an Annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third annuity payment, etc.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

This annuity option is an annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then the present value as of the date of the Annuitant's death of the current dollar amount at the date of death, of any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated.


                        ILLUSTRATION OF ANNUITY PAYMENTS
                      MALE INDIVIDUAL AGE 65, LIFE ANNUITY
                            WITH 120 PAYMENTS CERTAIN
                            -------------------------
1.   Net amount applied..........................................$10,000.00
2.   Initial monthly income per $1,000 of payment applied..............6.78
3.   Initial monthly payment (1x2/1,000)..............................67.80
4.   Annuity Unit value............................................0.995995
5.   Number of monthly Annuity Units (3/4)...........................68.073
6.   Assume Annuity Unit value for second month equal to............1.00704
7.   Second monthly payment (5x6).....................................68.55
8.   Assume Annuity Unit value for third month equal to........... 0.964917
9.   Third monthly payment (5x8)..................................... 65.68


For the purpose of this illustration, purchase is assumed to have been made on the fifth business day preceding the first payment date. In determining the second and subsequent payments, the Annuity Unit Value of the fifth business day preceding the annuity due date is used.


CASH REFUND LIFE ANNUITY

An annuity payable periodically during the lifetime of the Annuitant ceasing with the last payment due prior to the death of the Annuitant provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the excess, if any, of (a) minus (b) where: (a) is the Net Surrender Value applied on the Annuity Commencement Date under this option; and (b) is the dollar amount of annuity payments already paid. This option is not available for variable payouts.

                                        7

JOINT AND LAST SURVIVOR LIFE ANNUITY

An annuity payable periodically during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.


It would be possible under this option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.


PAYMENT FOR A DESIGNATED PERIOD

An amount payable monthly for the number of years selected which may be from 5 to 30 years. In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of the current dollar amount of any remaining guaranteed periodic payments will be paid in one sum to the Beneficiary or Beneficiaries designated.


     No surrenders are permitted after the Annuity Commencement Date except under the Payment for Designated Period option.


     Payment for a Designated Period option is an option that does not involve life contingencies and thus no mortality guarantee, thus the Mortality and Expense Risk Charge provides no real benefit to a Certificate Owner.


D.   The Annuity Unit and Valuation

     The value of an Annuity Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Funds and will be determined by multiplying the value of the Annuity Unit for that particular Subaccount on the preceding Business Day by the product of (1) the net investment factor for that Sub-Account for the day for which the Annuity Unit value is being calculated, and (2) 0.999866 which is a factor that neutralizes an assumed interest rate of 5.00%.


                ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE
                -------------------------------------------------
1.   Net Investment Factor for period............................1.011225
2.   Adjustment for 5% Assumed Rate of Investment Return.........0.999866
3.   2x1..........................................................1.01109
4.   Annuity Unit value, beginning of period......................0.995995
5.   Annuity Unit value, end of period (3x4)......................1.00704

                                        8

E. Determination of Amount of First Monthly Annuity Payment-Fixed and Variable

     When annuity payments are to commence, the value of the Certificate is determined as the sum of the value of the Fixed Account plus the product of the value of the Accumulation Unit of each Sub-Account and the number of Accumulation Units credited to each Sub-Account as of the date the annuity option is to commence. The Annuity Unit will be determined no earlier than the close of business on the fifth Business Day preceding the date the first annuity payment is due.


     The Certificate contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of annuity for each $1,000 of value of a Sub-Account under a Certificate. The first monthly payment varies according to the form and type of annuity selected. The certificate contains annuity tables derived from the 1983a Individual Annuity Mortality table with ages set back one year with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Certificates.


Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by American Maturity which is no less than the rate specified in the annuity tables in the Certificate. The annuity payment will remain level for the duration of the annuity.


F. Amount of Second and Subsequent Monthly Variable Annuity Payments

     The amount of the first monthly variable annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Business Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit Value.


Level variable annuity payments would be produced if the investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down as the investment rate varies up or down from the A.I.R.

                                        9

G.   Date and Time of Annuity Payments

     The first annuity payment under any Option shall be made one month, (or the period selected for periodic payments: annual, semi-annual, quarterly, or monthly), following the Annuity Commencement Date. Subsequent payments shall be made on the same calendar day of the month as was the first payment, or preceding day if no such day exists (e.g. September 31), in accordance with the payment period selected. The Annuity Unit Value used in calculating the amount of the variable annuity payments will be based on an Annuity Unit Value determined as of the close of business on a day no earlier than the fifth Business Day preceding the date of the annuity payment.



                         CALCULATION OF YIELD AND RETURN

YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:


      Effective Yield = [(Base Period Return + 1) 365/7] - 1


A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.


   YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING DECEMBER 31, 2002

------------------------------------------------------------------------

SUB-ACCOUNT                      YIELD               EFFECTIVE YIELD
------------------------------------------------------------------------
Money Market Portfolio           5.81%                    5.98%
------------------------------------------------------------------------

                                       10

YIELD OF SUB-ACCOUNTS. As summarized in the prospectus under the heading "Performance Related Information," yields of Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the sub-account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.


THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.


Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula: Example:


                                        6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements). C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.


        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

-------------------------------------------------------------------------
SUB-ACCOUNT                                     YIELD
-------------------------------------------------------------------------
Bond Portfolio                                   N/A
-------------------------------------------------------------------------


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

                                       11

CALCULATION OF TOTAL RETURN. As summarized in the prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and
(3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated since the inception of the Separate Account for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts.



    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------


                                                               10 Years or Since   Separate  Account
Variable Sub-Account                       1 Year      5 Years   Inception           Inception
Dreyfus VIF Appreciation                    -21.10%      0.79%          6.71%            02/28/96
Dreyfus VIF Developing Leaders              -23.49%     -0.47%          3.47%            02/28/96
Janus Aspen Series Balanced                 -10.92%      7.01%          9.80%            02/28/96
Janus Aspen Series Worldwide Growth         -29.82%     -0.26%          5.53%            02/28/96
Neuberger Berman AMT Partners               -28.47%     -4.54%          3.25%            02/28/96
Scudder SVS I Bond                           3.06%       4.87%          5.28%            02/28/96
Scudder SVS I Capital Growth                -33.47%     -3.92%          3.03%            02/28/96
Scudder SVS I Growth and Income             -27.46%     -6.30%          1.09%            02/28/96
Scudder SVS I Money Market                  -3.05%       3.39%          3.65%            02/28/96

                                       12

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted.
Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. The following are the non-standardized annualized total return quotations for the Sub-Accounts.

             NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE
                       INCEPTION DATE OF THE SEPARATE ACCOUNT
                           FOR YEAR ENDED DECEMBER 31, 2002

                                                             10 Years or Since  Separate Account
Variable Sub-Account                  1 Year      5 Years       Inception          Inception
Dreyfus VIF Appreciation               -17.42%      0.86%          9.24%            04/05/93
Dreyfus VIF Developing Leaders         -19.81%     -0.39%          11.61%           08/31/90
Janus Aspen Series Balanced            -7.24%       7.07%          10.80%           09/13/93
Janus Aspen Series Worldwide Growth    -26.13%     -0.20%          9.45%            09/13/93
Neuberger Berman AMT Partners          -24.79%     -4.46%          6.56%            03/22/94
Scudder SVS I Bond                      6.74%       4.95%          5.64%            07/16/85
Scudder SVS I Capital Growth           -29.79%     -3.85%          6.08%            07/16/85
Scudder SVS I Growth and Income        -23.78%     -6.22%          5.18%            05/02/94
Scudder SVS I Money Market              0.63%       3.46%          3.51%            07/16/85




                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its performance in advertising and other sales literature furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts), and the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.


The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

                                       13

The NASDAQ-OTC Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.


The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.


The Lehman Government Bond Index (the "Lehman Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the Lehman Government Index.


The Lehman Government/Corporate Bond Index (the "Lehman Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.


The manner in which total return and yield will be calculated for public use is described above.

                          Independent Auditors' Report


To the Board of Directors
of American Maturity Life Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of American Maturity Life Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated January 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of American Maturity Life Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of American Maturity Life Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.


/s/ DELOITTE & TOUCHE LLP

Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                      THIS IS A COPY OF A PREVIOUSLY ISSUED
                         ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.


                    Report of Independent Public Accountants


         To the Board of Directors of
                  American Maturity Life Insurance Company:



         We have audited the accompanying balance sheets of American Maturity Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

         In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of American Maturity Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as

                      THIS IS A COPY OF A PREVIOUSLY ISSUED
                         ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.


         shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

         However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of American Maturity Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut.

         As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

         Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


         ARTHUR ANDERSEN LLP
         Hartford, Connecticut
         January 28, 2002




                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                (STATUTORY BASIS)
                                     ($000)

                                                                                               As of December 31,
                                                                                          ------------------------------

                                                                                             2002              2001
                                                                                          -----------       ------------
Assets
     Bonds                                                                                  $  35,325         $   6,450
     Common stock                                                                                  25                25
     Cash                                                                                       2,336            29,937
                                                                                            ---------         ---------
       Total cash and invested assets                                                          37,686            36,412
                                                                                            ---------         ---------


     Other amounts receivable under reinsurance contracts                                           3                 -
     Investment income due and accrued                                                            354               156
     Guaranty funds receivable                                                                    145               158
     Deferred tax asset                                                                             -               451
     Other assets                                                                                  59                47
     Separate account assets                                                                   40,184            56,739
                                                                                            ---------         ---------
Total assets                                                                                $  78,431         $  93,963
                                                                                            =========         =========

Liabilities
     Aggregate reserves for future benefits                                                 $   2,377      $      1,822
     Accrued expense allowances and other amounts due from separate accounts                      (27)              (57)
     Taxes, licenses and fees due and accrued                                                       -                 3
     Remittances and items not allocated                                                           15                 7
     Asset valuation reserve                                                                        6                97
     Payables to affiliates                                                                        30                25
     Other liabilities                                                                            121               260
     Separate account liabilities                                                              40,184            56,739
                                                                                            ---------         ---------
       Total liabilities                                                                       42,706            58,896
                                                                                            ---------         ---------

Capital and Surplus
     Common stock - 15,000 shares authorized, 12,500 shares issued and outstanding              2,500             2,500
     Gross paid-in and contributed surplus                                                     57,500            57,500
     Unassigned funds                                                                         (24,275)          (24,933
                                                                                            ---------         ---------
       Total capital and surplus                                                               35,725            35,067
                                                                                            ---------         ---------
Total liabilities, capital and surplus                                                      $  78,431         $  93,963
                                                                                            =========         =========


               See notes to statutory basis financial statements.


                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                (STATUTORY BASIS)
                                     ($000)

                                                                                  For the years ended December 31,
                                                                           -----------------------------------------------

                                                                                2002            2001            2000
                                                                           --------------- ---------------- --------------
Revenues
   Premiums and annuity considerations                                          $     190     $   (142,181)   $     1,804
   Annuity and other fund deposits                                                      -                -          3,465
   Net investment income                                                            1,096            1,706          3,920
   Amortization of interest maintenance reserve                                       (24)             (23)            (9)
   Reserve adjustment on reinsurance ceded                                         (7,268)          (8,575)             -
   Fee income                                                                         583              606            699
   Other revenues                                                                       -               68            470
                                                                                ---------      -----------     ----------
Total revenues                                                                     (5,423)        (148,399)        10,349
                                                                                ---------      -----------     ----------

Benefits and expenses
   Annuity benefits                                                                    72               66            950
   Surrender benefits                                                                 641              650         23,512
   Increase (decrease) in aggregate reserves for future benefits                      555          (21,151)           618
   Decrease in liability for premium and other deposit funds                          (79)          (4,763)          (764)
   General insurance and other expenses                                                73              300          1,943
   Insurance taxes, licenses and fees                                                  38               36             60
   Net transfers from separate accounts                                            (7,718)        (121,024)       (18,280)
                                                                                ---------      -----------     ----------
Total benefits and expenses                                                        (6,418)        (145,886)         8,039
                                                                                ---------      -----------     ----------

Net gain (loss) from operations before federal income tax expense                     995           (2,513)         2,310
   Federal income tax expense                                                           -                -              -
                                                                                ---------      -----------     ----------
Net gain (loss) from operations                                                       995           (2,513)         2,310
                                                                                ---------      -----------     ----------
   Net realized capital losses, after tax                                               -              (41)           (18)
                                                                                ---------      -----------     ----------
Net income (loss)                                                               $     995      $    (2,554)    $    2,292
                                                                                =========      ===========     ==========

               See notes to statutory basis financial statements.


                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                (STATUTORY BASIS)
                                     ($000)

                                                                              For the years ended December 31,
                                                                         -------------------------------------------
                                                                             2002           2001           2000
                                                                         -------------- -------------- -------------
Common stock - 15,000 shares authorized,
12,500 shares issued and outstanding,
   Beginning and end of year                                                $    2,500    $     2,500     $    2,500
                                                                            ----------    -----------     ----------
Gross paid-in and contributed surplus,
   Beginning and end of year                                                    57,500         57,500         57,500
                                                                            ----------    -----------     ----------
Unassigned funds
   Balance, beginning of year                                                  (24,933)       (23,442)       (25,873)

   Net income (loss)                                                               995         (2,554)         2,292
   Change in net deferred income taxes                                            (520)           878              -
   Change in non-admitted assets                                                    92           (939)           (39)
   Change in asset valuation reserve                                                91            673            178
   Cumulative effect of changes in accounting principles                             -            451              -
                                                                            ----------    -----------     ----------
   Balance, end of year                                                        (24,275)       (24,933)       (23,442)
                                                                            ----------    -----------     ----------
Capital and surplus
   End of year                                                              $   35,725    $    35,067     $   36,558
                                                                            ==========    ===========     ==========



               See notes to statutory basis financial statements.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                (STATUTORY BASIS)
                                     ($000)

                                                                               For the years ended December 31,
                                                                       -------------------------------------------------
                                                                           2002            2001              2000
                                                                       -------------- ---------------- -----------------

Operating activities
   Premiums and annuity considerations                                 $        190    $     (142,181)   $         1,804
   Charges and fees for deposit-type contracts                                    -                 -              3,465
   Net investment income                                                      1,047             1,836              4,086
   Commissions and expense allowances on reinsurance ceded                   (7,268)           (8,575)                 -
   Fee income                                                                   583               601                699
   Other income                                                                  12                68                987
                                                                       ------------    --------------    ---------------
      Total income                                                           (5,436)         (148,251)            11,041
                                                                       ------------    --------------    ---------------

   Benefits paid                                                                692              (227)            24,462
   Net transfers from separate accounts                                      (7,748)         (122,351)           (18,732)
   Other expenses                                                               196               761              2,066
                                                                       ------------    --------------    ---------------
      Total benefits and expenses                                            (6,860)         (121,817)             7,796
                                                                       ------------    --------------    ---------------
   Net cash provided by (used for) operating activities                       1,424           (26,434)             3,245
                                                                       ------------    --------------    ---------------
Investing activities
   Proceeds from investments sold and matured - Bonds                         3,988             9,117              7,126
                                                                       ------------    --------------    ---------------
      Net investment proceeds                                                 3,988             9,117              7,126
                                                                       ------------    --------------    ---------------
   Cost of investments acquired - Bonds                                      33,011                 -              1,453
                                                                       ------------    --------------    ---------------
      Net investments acquired                                               33,011                 -              1,453
                                                                       ------------    --------------    ---------------
   Net cash (used for) provided by investing activity                       (29,023)            9,117              5,673
                                                                       ------------    --------------    ---------------
Financing and miscellaneous activities
   Net other cash (used) provided                                                (2)           (2,076)               227
                                                                       ------------    --------------    ---------------
   Net cash (used for) provided by financing and
   miscellaneous activities                                                      (2)           (2,076)               227
                                                                       ------------    --------------    ---------------
Net (decrease) increase in cash                                             (27,601)          (19,393)             9,145
Cash, Beginning of year                                                      29,937            49,330             40,185
                                                                       ------------    --------------    ---------------
Cash, End of year                                                      $      2,336    $       29,937    $        49,330
                                                                       ============    ==============    ===============




               See notes to statutory basis financial statements.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

1.   Organization and Description of Business:

     American Maturity Life Insurance Company ("AMLIC" or the "Company"), is a 100% owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a direct subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

     Following regulatory approval, on January 2, 2001, the Company finalized reinsurance agreements with Allstate Life Insurance Company (Allstate), whereby Allstate reinsured 100% of the Company's non-New York general account policy liabilities based on coinsurance arrangements and 100% of the Company's non-New York separate account policy liabilities based on coinsurance and modified coinsurance arrangements. There was no material impact to statutory capital and surplus as a result of this transaction.

     On October 31, 2001, HLA purchased the remaining 40% of the Company's common stock from Pacific Life Insurance Company ("PLIC"). Prior to the purchase date, HLA owned 60% of the common stock of the Company.

     AMLIC offered annuities exclusively to members of The American Association of Retired Persons ("AARP"). On April 12, 1999, the Company's Board of Directors decided to suspend the marketing and acceptance of new applications for the annuity program.

2.   Summary of Significant Accounting Policies:

     Basis of Presentation

     The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

     Current prescribed statutory accounting practices include the adoption of the NAIC's codified Accounting Practices and Procedures manual, effective January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

     The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

     Certain reclassifications have been  made  to  prior  year   financial
     information to conform to current year presentation.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)


     Statutory Accounting versus Accounting Principles Generally Accepted in the United States ("GAAP")

     Statutory accounting practices and GAAP differ in certain significant respects. These differences principally involve:

     (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

     (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

     (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

     (4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

     (5) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

     (6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

     (7) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

     (8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

      (9) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximates the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

     (10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

     (11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

     As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                             2002         2001          2000
                                                                        -----------   ------------  ------------

GAAP net income (loss)                                                  $     1,056   $      1,351  $  (7,324)

Amortization and deferral of deferred policy acquisition costs, net               -              -      4,182
Separate account expense allowance                                              (48)        (1,351)     2,755
Amortization of goodwill                                                          -              -      1,915
Benefit reserve adjustment                                                       15         (1,766)      (135)
Other, net                                                                      (28)          (788)       899
                                                                        -----------  -------------  ---------
Statutory net income (loss)                                             $       995  $      (2,554)$    2,292
                                                                        -----------  -------------  ---------


                                                                             2002         2001          2000
                                                                        -----------  -------------  ---------
GAAP stockholder's equity                                               $    36,411   $   35,138       33,148

Separate account expense allowance                                              163          211        1,562
Unrealized gains on bonds                                                      (874)        (202)         (18)
Benefit reserve adjustment                                                       31           16        1,782
Asset valuation reserve                                                          (6)         (97)        (770)
Other, net                                                                        -            1          854
                                                                        -----------  -------------  ---------
Statutory capital and surplus                                           $    35,725   $   35,067       36,558
                                                                        -----------  -------------  ---------

     Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit Type Contracts

     Aggregate reserves for payment of annuity benefits were computed in accordance with applicable actuarial standards. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 5.25% to 7.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

     The Company has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis Statements of Operations.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

     An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) is as follows:


    Subject to discretionary withdrawal:                                                Amount     % of Total
                                                                                     ------------ ------------
    With market value adjustment                                                     $    112,712       60.04%
    At market value                                                                        39,561       21.07%
                                                                                     ------------ ------------
    Total with adjustment or at market value                                              152,273       81.12%
    At book value without adjustment (minimal or no charge or adjustment)                  18,191        9.69%
    Not subject to discretionary withdrawal                                                17,258        9.19%
                                                                                     ------------ ------------
    Total, gross                                                                          187,722      100.00%
    Reinsurance ceded                                                                     142,065          N/A
                                                                                     ------------ ------------
Total, net                                                                           $     45,657          N/A
                                                                                     ============ ============


     Investments

     Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, excluding Loan-backed and Structured Securities. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Other invested assets are generally recorded at fair value.

     The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, Loan-backed and Structured Securities requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

     The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

     The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer,
     (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

     The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $6 and $97 in 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were asset balances of $78 and $102, respectively, and are reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $0, $(84), and $(58) respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $24, $23, and $9 respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis Statements of Operations. Realized investment gains and losses are determined on a specific identification basis.

     Codification

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified Accounting Practices and Procedures manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC codified Accounting Practices and Procedures manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus by $451. The adjustment to increase unassigned surplus is related to SSAP 10 - Income Taxes.

3.   Investments:

     For the years ended December 31,

     (a.) Components of Net Investment Income

                                                                          2002         2001         2000
                                                                         --------    --------    --------
     Interest income from bonds                                          $    861    $    393    $  4,167
     Interest income from cash on hand or on deposit                          262       1,310           -
                                                                         --------    --------    --------
     Gross investment income                                                1,123       1,703       4,167
         Less: Investment expenses                                             27          (3)        247
                                                                         --------    --------    --------
     Net investment income                                               $  1,096    $  1,706    $  3,920
                                                                         ========    ========    ========

     (b.) Components  of Net  Unrealized  Capital  Gains  (Losses)  on Bonds and
          Short-Term Investments

                                                                          2002         2001         2000
                                                                         --------    --------    --------
     Gross unrealized capital gains                                      $    196    $    202    $    156
     Gross unrealized capital losses                                            -           -        (142)
                                                                         --------    --------    --------
     Net unrealized capital gains (losses)                                    196         202          14
     Balance, beginning of year                                               202          14        (637)
                                                                         --------    --------    --------
     Change in net unrealized capital gains (losses) on bonds            $     (6)   $    188    $    651
                                                                         ========    ========    ========

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

     (c.) Components of Net Realized Capital (Losses) Gains

                                                                          2002         2001         2000
                                                                         --------    --------    --------
     Bonds                                                               $      -    $   (125)   $    (76)
                                                                         --------    --------    --------
     Realized capital (losses) gains                                            -        (125)        (76)
     Capital gains tax                                                          -           -           -
                                                                         --------    --------    --------
     Net realized capital (losses) gains                                        -        (125)        (76)
         Less: Amount transferred to the IMR                                    -          84          58
                                                                         --------    --------    --------
     Net realized capital (losses)                                       $      -    $    (41)   $    (18)
                                                                         ========    ========    ========


     Sales of bonds for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $0, $9,007 and $5,238, gross realized capital gains of $0, $17 and $36, and gross realized capital losses of $0, $142 and $112, respectively, before transfers to the IMR.

     (d.) Derivative Instruments

     The Company had no significant derivative holdings as of December 31, 2002 or 2001.

     (e.) Concentration of Credit Risk

     Excluding U.S. Government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2002.

     (f.) Bonds by Classification

                                                                              Gross            Gross
                                                          Statement        Unrealized        Unrealized       Estimated
                   December 31, 2002                        Value             Gains            Losses         Fair Value
     -----------------------------------------------    -------------     -------------    ------------     -------------
     U.S. Government and government agencies
     and authorities:
          - Guaranteed and sponsored                    $      35,325     $         196    $          -     $      35,521
                                                        -------------     -------------    ------------     -------------
     Total bonds                                        $      35,325     $         196    $          -     $      35,521
                                                        =============     =============    ============     =============

                                                                              Gross            Gross
                                                          Statement        Unrealized        Unrealized        Estimated
                   December 31, 2001                        Value             Gains            Losses         Fair Value
     -----------------------------------------------    -------------     -------------    ------------     -------------
     U.S. Government and government agencies
     and authorities:
          - Guaranteed and sponsored                    $       6,450     $         202    $          -     $       6,652
                                                        -------------     -------------    ------------     -------------
     Total bonds                                        $       6,450     $         202    $          -     $       6,652
                                                        =============     =============    ============     =============


                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

     The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or repayment provisions.

                 Maturity                        Statement Value                Fair Value
-------------------------------------------   ---------------------     ----------------------
One year or less                               $             16,394     $               16,421
Over one year through five years                             18,413                     18,469
Over ten years                                                  518                        631
                                               --------------------     ----------------------
Total                                          $             35,325     $               35,521
                                               ====================     ======================

     Bonds with a carrying value of $6,241 were on deposit as of December 31, 2002 with various regulatory authorities as required.

     (g.)  Fair Value of Financial Instruments Balance Sheet Items

     The carrying amount and fair value of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                       2002                              2001
                                           ------------------------------     ----------------------------
                                              Carrying         Fair             Carrying         Fair
                                               Amount          Value             Amount         Value
                                           --------------- --------------     -------------- -------------
Assets
     Bonds                                 $       35,325  $      35,521      $       6,450  $      6,652
     Common stocks                                     25             25                 25            25

     The estimated fair value of bonds was determined by the Company primarily using NAIC market values.

     4.   Income Taxes:

     a. The components of the net deferred tax asset/(liability) are as follows:

                                                                       December 31,      December 31,
                                                                           2002              2001
                                                                     ----------------- -----------------
Total of all deferred tax assets (admitted and nonadmitted)          $          8,908   $         9,430
Total of all deferred tax liabilities                                              (5)               (7)
Net deferred tax assets (admitted and nonadmitted)                              8,903             9,423
Net admitted deferred tax asset                                                     -               451
Total deferred tax assets nonadmitted                                $          8,903   $         8,972
Decrease in deferred taxes nonadmitted                               $            (69)
                                                                     ----------------   ---------------

     b.   Deferred tax liabilities are not recognized for the following amounts:

     NONE

     c. The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                        2002                2001              2001
                                                    ---------------   ---------------    -------------
Current income taxes incurred                       $             -   $             -    $           -
                                                    ---------------   ---------------    -------------


                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)


     The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

     Deferred tax assets resulting from book/tax difference:

                                                        December 31,         December 31,
                                                            2002               2001               Change
                                                     -----------------   -------------------   -----------
Reserves                                              $           99     $            99       $         -
Tax deferred acquisition costs                                   250                 517              (267)
Amortization of goodwill                                         431                 481               (50)
Net operating loss                                             8,127               8,333              (206)
Other                                                              1                   -                 1
                                                      --------------     ---------------       -----------
Total deferred tax assets                             $        8,908     $         9,430       $      (522)
                                                      --------------     ---------------       -----------
Deferred tax assets nonadmitted                       $        8,903     $         8,972       $       (69)
                                                      --------------     ---------------       -----------


     Deferred tax liabilities resulting from book/tax difference:

                                                        December 31,         December 31,
                                                            2002               2001               Change
                                                     -----------------   -------------------   -----------
Bonds                                                $          (5)      $            (5)      $         -
Accrued deferred compensation                                     -                   (2)                2
                                                     --------------      ---------------       -----------
Total deferred tax liabilities                       $          (5)      $            (7)      $         2
                                                     --------------      ---------------       -----------


                                                        December 31,         December 31,
                                                            2002               2001               Change
                                                     -----------------   -------------------   -----------
Total deferred tax assets                             $        8,908     $         9,430       $      (522)
Total deferred tax liabilities                        $           (5)    $            (7)      $         2
                                                      --------------     ---------------       -----------
Net deferred tax asset (liability)                    $        8,903     $         9,423       $      (520)
                                                      --------------     ---------------       -----------
Change in net deferred income tax                                                              $      (520)
                                                      --------------     ---------------       -----------


     d. The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the federal statutory rate of 35% to the Net (Loss) Gain from Operations for the following reasons:

                                                                                       Effective Tax
                                                                 December 31, 2002          Rate
                                                            ------------------------ ---------------
Provision computed at statutory rate                        $                    349           35.0%
Prior year adjustments                                                           171           17.1%
                                                            ------------------------ ---------------
Total                                                       $                    520           52.1%
                                                            ------------------------ ---------------

                                                                                          Effective
                                                                  December 31,2002        Tax Rate
                                                            ------------------------ ---------------
Federal and foreign income tax incurred                     $                      -              -
Change in net deferred income taxes                                              520           52.1%
                                                            ------------------------ ---------------
Total statutory income taxes                                $                    520           52.1%
                                                            ------------------------ ---------------


     e. As of December 31, the Company had operating loss carry forwards of $(23,220). If not utilized, it will expire as follows:

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

     The following are income tax benefits in the current and prior years that will be available for recoupment in the event of future taxable income:


         2010              (1,403)
         2011              (2,907)
         2012              (4,161)
         2013              (5,034)
         2014              (6,973)
         2015                   -
         2016              (2,920)

     f. The Company's Federal income tax return is consolidated within The Hartford's consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

     The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

     5.   Reinsurance:

     The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

     Following regulatory approval, on January 2, 2001, the Company finalized reinsurance agreements with Allstate Life Insurance Company ("Allstate"), whereby Allstate will reinsure 100% of the Company's non-New York general account policy liabilities based on coinsurance arrangements and 100% of the Company's non-New York separate account policy liabilities based on coinsurance and modified coinsurance arrangements. There was no material impact to statutory capital and surplus as a result of this transaction.

     There were no material reinsurance recoverables from reinsurers outstanding as of December 31, 2002 and 2001.

     The effect of reinsurance as of and for the year ended December 31, is summarized as follows:

                             2002                                Direct           Ceded              Net
     ------------------------------------------------------    ----------     ------------    ------------
     Aggregate reserves for future benefits                    $   28,832     $   (26,455)    $      2,377
     Premiums and annuity considerations                       $    2,604     $    (2,414)    $        190
     Annuity benefits                                          $    1,638     $    (1,566)    $         72
     Surrender benefits                                        $   20,774     $   (20,133)    $        641

                             2001                                Direct           Ceded              Net
     ------------------------------------------------------    ----------     ------------    ------------
     Aggregate reserves for future benefits                    $   24,742     $    (22,920)   $      1,822
     Premiums and annuity considerations                       $    2,339     $   (144,520)   $   (142,181)
     Annuity benefits                                          $    1,630     $     (1,564)   $         66
     Surrender benefits                                        $   18,525     $    (17,875)   $        650



     There were no reinsurance agreements in place for the year ended December 31, 2000.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)


     6.   Related Party Transactions:

     Transactions between the Company and its affiliates within The Hartford relate principally to rent and salaries. Rent and salaries allocated by HLA to the Company were $7 , $91 and $694 for the years ended December 31, 2002, 2001 and 2000, respectively. Investment management fees were allocated by Hartford Investment Management Company (HIMCO) and are a component of net investment income.

     7.   Pension,  Retirement,  and Other  Post-Retirement  and Post-Employment
          Benefits:

     All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates.

     Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

     Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee.

     The expense allocated to the Company for these plans was not material to the results of operations for 2002, 2001 or 2000.

     8.   Capital and Surplus and Shareholder Dividend Restrictions:

     The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends declared or paid for the years ended December 31, 2002, 2001 and 2000. The amount available for dividends in 2003 is approximately $3,573.

     9.   Separate Accounts:

     The Company maintained separate account assets and liabilities totaling $40 million and $57 million at December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statement of Operations as a component of Net Transfers to Separate Accounts. Separate accounts can reflect two categories of risk assumption: non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. The Company had $40 million and $57 million non-guaranteed separate account assets and no guaranteed separate account assets as of December 31, 2002 and 2001, respectively.

     An analysis of the Separate Accounts as of December 31, 2002 is as follows:


                                                    Nonindexed
                                                    Guaranteed     Nonindexed
                                                    Less Than      Guaranteed     Nonguaranteed
                                                     or Equal     More Than 4%       Separate
                                                      to 4%                          Accounts         Total
                                                   ------------- ---------------- --------------- ---------------

    1. Premiums considerations or
       deposits for  the year ended 2002                      -               -             780             780
    2. Reserves @ year end
          I. For accounts with assets at:
            a. Market value                                   -               -           39,942          39,942
            b. Amortized cost                                 -               -                -               -
                                                   ------------  --------------   --------------   -------------
            c. Total reserves                                                             39,942          39,942
                                                   ============  ==============   ==============   =============
         II. By withdrawal characteristics:
            a.  Subject to discretionary
            withdrawal                                        -               -                -               -
            b.  With MVA                                      6             345                              351
            c.  @ BV without MV adjustment and
                with surrender charge 5% or more              -               -                -               -
            d.  @ market value                                                            39,561          39,561
            e.  @ BV without MV adjustment and
                with surrender charge less than
                5%                                            -               -                -               -
                                                   ------------  --------------  ---------------   -------------
            f.  Subtotal                                      6             345           39,561          39,912
            g.  Not subject to discretionary
            withdrawal                                        -               -               30              30
                                                   ------------  --------------  ---------------   -------------
            h.  Total                                         6             345           39,591          39,591
                                                   ============  ==============  ===============   =============

10.  Commitments and Contingent Liabilities:

     (a)  Litigation

     HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

     (b)  Guaranty Funds

     Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $15, $7 and $25 in 2002, 2001 and 2000, respectively, of which $12, $4 and $11 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

     (c)  Tax Matters

     The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

                                ------------------------------------------------
                                AMERICAN MATURITY LIFE
                                INSURANCE COMPANY
                                SEPARATE ACCOUNT
                                AMLVA

                                FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                AND DECEMBER 31, 2001, AND INDEPENDENT
                                AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of American Maturity Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the American Maturity Life Insurance Company Separate Account AMLVA (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the American Maturity Life Insurance Company Separate Account AMLVA as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Neuberger &
                                                                                                                    Berman Advisors
                                                                                                                       Management
                                                Dreyfus Variable Investment                                               Trust
                                                     Fund Sub-Accounts            Janus Aspen Series Sub-Accounts      Sub-Account
                                             ---------------------------------   ---------------------------------   ---------------
                                               VIF Capital                                           Worldwide
                                              Appreciation      VIF Small Cap       Balanced           Growth         AMT Partners
                                             ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                    $     7,600,826   $     1,606,748   $     4,422,300   $     5,762,639   $    3,338,411
                                             ---------------   ---------------   ---------------   ---------------   ---------------
    Total assets                             $     7,600,826   $     1,606,748   $     4,422,300   $     5,762,639   $    3,338,411
                                             ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                           $     7,575,281   $     1,595,478   $     4,422,300   $     5,762,639   $    3,338,411
Contracts in payout (annuitization) period            25,545            11,270                 -                 -                -
                                             ---------------   ---------------   ---------------   ---------------   ---------------
    Total net assets                         $     7,600,826   $     1,606,748   $     4,422,300   $     5,762,639   $    3,338,411
                                             ===============   ===============   ===============   ===============   ===============
FUND SHARE INFORMATION
    Number of shares                                 264,101            56,576           214,779           273,760          292,843
                                             ===============   ===============   ===============   ===============   ===============
    Cost                                     $     8,547,326   $     2,595,173   $     4,639,012   $     7,801,827   $    5,297,759
                                             ===============   ===============   ===============   ===============   ===============



See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------




                                                            Scudder Variable Series I Sub-Accounts
                                              ---------------------------------------------------------------------
                                                                                  Growth and           Money
                                                  Bond         Capital Growth       Income             Market
                                             ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                    $     6,501,015   $     1,931,622   $     5,103,658   $     3,562,718
                                             ---------------   ---------------   ---------------   ---------------
    Total assets                             $     6,501,015   $     1,931,622   $     5,103,658   $     3,562,718
                                             ===============   ===============   ===============   ===============
NET ASSETS
Accumulation units                           $     6,501,015   $     1,931,622   $     5,103,658   $     3,562,718
Contracts in payout (annuitization) period                 -                 -                 -                 -
                                             ---------------   ---------------   ---------------   ---------------
    Total net assets                         $     6,501,015   $     1,931,622   $     5,103,658   $     3,562,718
                                             ===============   ===============   ===============   ===============
FUND SHARE INFORMATION
    Number of shares                                 931,378           167,240           752,752         3,562,718
                                             ===============   ===============   ===============   ===============
    Cost                                     $     6,354,697   $     3,600,675   $     8,201,542   $     3,562,718
                                             ===============   ===============   ===============   ===============


See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Neuberger &
                                                                                                                     Berman Advisors
                                                                                                                        Management
                                                        Dreyfus Variable Investment              Janus Aspen              Trust
                                                             Fund Sub-Accounts              Series Sub-Accounts        Sub-Account
                                                       -----------------------------    ----------------------------   ------------
                                                        VIF Capital                                     Worldwide
                                                       Appreciation    VIF Small Cap    Balanced          Growth       AMT Partners
                                                       ------------    -------------    ------------    ------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $     93,854    $        965    $    120,701    $     63,854    $     23,704
Charges from American Maturity Life Insurance Company:
    Mortality and expense risk                              (60,633)        (13,742)        (33,632)        (47,191)        (27,809)
    Contract administration                                 (18,656)         (4,228)        (10,348)        (14,520)         (8,557)
                                                       ------------    ------------    ------------    ------------    ------------
       Net investment income (loss)                          14,565         (17,005)         76,721           2,143         (12,662)
                                                       ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   1,900,899         652,403       1,449,539       1,421,421       1,107,822
    Cost of investments sold                              1,974,357         963,238       1,456,038       1,696,961       1,487,700
                                                       ------------    ------------    ------------    ------------    ------------
       Realized gains (losses) on fund shares               (73,458)       (310,835)         (6,499)       (275,540)       (379,878)

Realized gain distributions                                       -               -               -               -               -
                                                       ------------    ------------    ------------    ------------    ------------
       Net realized gains (losses)                          (73,458)       (310,835)         (6,499)       (275,540)       (379,878)

Change in unrealized gains (losses)                      (1,754,473)       (149,215)       (475,895)     (1,973,647)       (820,521)
                                                       ------------    ------------    ------------    ------------    ------------
       Net realized and unrealized gains
            (losses) on investments                      (1,827,931)       (460,050)       (482,394)     (2,249,187)     (1,200,399)
                                                       ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                    $ (1,813,366)   $   (477,055)   $   (405,673)   $ (2,247,044)   $ (1,213,061)
                                                       ============    ============    ============    ============    ============

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                               Scudder Variable Series I Sub-Accounts
                                                         ------------------------------------------------------------

                                                                           Capital         Growth and          Money
                                                            Bond           Growth            Income            Market
                                                         ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                                $    441,215    $      8,447    $     63,223    $     56,993
Charges from American Maturity Life Insurance Company:
    Mortality and expense risk                                (45,571)        (16,213)        (41,354)        (24,991)
    Contract administration                                   (14,022)         (4,989)        (12,725)         (7,690)
                                                         ------------    ------------    ------------    ------------
       Net investment income (loss)                           381,622         (12,755)          9,144          24,312
                                                         ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                     2,349,521         487,286       1,328,892       1,638,003
    Cost of investments sold                                2,369,818         808,281       1,964,952       1,638,003
                                                         ------------    ------------    ------------    ------------
       Realized gains (losses) on fund shares                 (20,297)       (320,995)       (636,060)              -

Realized gain distributions                                         -               -               -               -
                                                         ------------    ------------    ------------    ------------
       Net realized gains (losses)                            (20,297)       (320,995)       (636,060)              -

Change in unrealized gains (losses)                            80,948        (578,648)     (1,136,223)              -
                                                         ------------    ------------    ------------    ------------
       Net realized and unrealized gains
            (losses) on investments                            60,651        (899,643)     (1,772,283)              -
                                                         ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                      $    442,273    $   (912,398)   $ (1,763,139)   $     24,312
                                                         ============    ============    ============    ============

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Janus Aspen Series
                                                   Dreyfus Variable Investment Fund Sub-Accounts               Sub-Accounts
                                            ---------------------------------------------------------- ----------------------------
                                               VIF Capital Appreciation           VIF Small Cap                  Balanced
                                            ----------------------------  ---------------------------- ----------------------------
                                                2002           2001           2002          2001           2002            2001
                                            -------------  -------------  -------------  ------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                $      14,565   $    (8,355)  $    (17,005)  $    (10,802) $     76,721  $     108,097
Net realized gains (losses)                       (73,458)      185,207       (310,835)      (142,992)       (6,499)       108,653
Change in unrealized gains (losses)            (1,754,473)   (1,580,248)      (149,215)       (82,633)     (475,895)      (628,352)
                                            -------------  -------------  -------------  ------------- -------------  -------------
Increase (decrease) in net assets
    from operations                            (1,813,366)   (1,403,396)      (477,055)      (236,427)     (405,673)      (411,602)
                                            -------------  -------------  -------------  ------------- -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                          139,701       205,606         43,236         64,876        91,544        104,159
Benefit payments                                 (109,737)      (94,011)        (4,265)        (5,115)      (22,239)      (161,817)
Payments on termination                          (901,048)   (1,138,109)      (262,217)      (163,914)     (625,662)      (617,700)
Records maintenance charge                         (7,408)       (8,146)        (1,618)        (1,692)       (3,811)        (4,146)
Transfers among the sub-accounts
    and with the Fixed Account - net             (662,552)     (614,610)       (58,983)      (229,053)     (558,204)      (644,427)
                                            -------------  -------------  -------------  ------------- -------------  ------------
Increase (decrease) in net assets
    from capital transactions                  (1,541,044)   (1,649,270)      (283,847)      (334,898)   (1,118,372)    (1,323,931)
                                            -------------  -------------  -------------  ------------- -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (3,354,410)   (3,052,666)      (760,902)      (571,325)   (1,524,045)    (1,735,533)

NET ASSETS AT BEGINNING OF PERIOD              10,955,236    14,007,902      2,367,650      2,938,975     5,946,345      7,681,878
                                            -------------  -------------  -------------  ------------- -------------  -------------
NET ASSETS AT END OF PERIOD                 $   7,600,826  $ 10,955,236  $   1,606,748  $   2,367,650 $   4,422,300  $   5,946,345
                                            =============  =============  =============  ============= =============  =============

UNITS OUTSTANDING
    Units outstanding at beginning of period      735,468       845,585        163,681        189,107       336,328        410,689
     Units issued                                  53,114       515,890         29,995        150,310        29,537        260,474
     Units redeemed                              (170,713)     (626,007)       (55,180)      (175,736)      (96,224)      (334,835)
                                            -------------  -------------  -------------  ------------- -------------  -------------
    Units outstanding at end of period            617,869       735,468        138,496        163,681       269,641        336,328
                                            =============  =============  =============  ============= =============  =============


See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                              Janus Aspen Series          Neuberger & Berman Advisors   Scudder Variable Series I
                                                Sub-Accounts              Management Trust Sub-Account        Sub-Accounts
                                             ---------------------------  ----------------------------  ---------------------------

                                              Worldwide Growth                      AMT Partners                    Bond
                                             ---------------------------  ----------------------------  ----------------------------

                                                  2002          2001          2002           2001           2002           2001
                                             ------------- -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $       2,143 $     (40,231) $     (12,662) $     (25,186) $     381,622  $    251,508
Net realized gains (losses)                       (275,540)      169,416       (379,878)       (82,186)       (20,297)       14,795
Change in unrealized gains (losses)             (1,973,647)   (3,057,955)      (820,521)      (146,016)        80,948       122,027
                                             ------------- -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
    from operations                             (2,247,044)   (2,928,770)    (1,213,061)      (253,388)       442,273       388,330
                                             ------------- -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                            87,561       146,558         76,752         94,312        103,902       111,024
Benefit payments                                   (62,012)      (71,070)       (36,254)       (31,594)      (136,738)      (67,208)
Payments on termination                           (686,836)     (939,215)      (465,785)      (446,754)    (1,037,126)     (864,449)
Records maintenance charge                          (6,228)       (7,284)        (3,610)        (4,083)        (4,949)       (5,026)
Transfers among the sub-accounts
    and with the Fixed Account - net              (453,374)     (320,388)      (273,857)      (622,882)      (541,436)     (214,839)
                                             ------------- -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
    from capital transactions                   (1,120,889)   (1,191,399)      (702,754)    (1,011,001)    (1,616,347)   (1,040,498)
                                             ------------- -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               (3,367,933)   (4,120,169)    (1,915,815)    (1,264,389)    (1,174,074)     (652,168)

NET ASSETS AT BEGINNING OF PERIOD                9,130,572    13,250,741      5,254,226      6,518,615      7,675,089     8,327,257
                                             ------------- -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                  $   5,762,639 $   9,130,572  $   3,338,411  $   5,254,226  $   6,501,015  $  7,675,089
                                             ============= =============  =============  =============  =============  =============

UNITS OUTSTANDING
    Units outstanding at beginning of period       597,250       666,553        402,525        481,165        594,690       676,475
     Units issued                                   49,343       620,488         47,037        325,509        100,369       780,274
     Units redeemed                               (136,288)     (689,791)      (109,528)      (404,149)      (223,168)     (862,059)
                                             ------------- -------------  -------------  -------------  -------------  -------------
    Units outstanding at end of period             510,305       597,250        340,034        402,525        471,891       594,690
                                             ============= =============  =============  =============  =============  =============


See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                                    Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------
                                                 Capital Growth                  Growth and Income              Money Market
                                            -----------------------------  ------------------------------ -------------------------
                                                2002           2001             2002           2001           2002          2001
                                            --------------  -------------  --------------- -------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $     (12,755) $     439,523  $       9,144  $     234,314  $      24,312  $   129,786
Net realized gains (losses)                       (320,995)      (266,704)      (636,060)      (372,557)             -            -
Change in unrealized gains (losses)               (578,648)    (1,094,483)    (1,136,223)    (1,055,572)             -            -
                                             -------------  -------------  -------------  -------------  -------------  ------------
Increase (decrease) in net assets
    from operations                               (912,398)      (921,664)    (1,763,139)    (1,193,815)        24,312      129,786
                                             -------------  -------------  -------------  -------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                            25,664         68,741         93,691        151,487        117,695       78,265
Benefit payments                                   (11,902)       (15,534)       (56,770)      (124,156)       (76,560)    (117,063)
Payments on termination                           (207,586)      (293,393)      (642,060)      (936,513)      (707,690     (662,293)
Records maintenance charge                          (2,281)        (2,732)        (5,524)        (6,451)        (2,849)      (2,757)
Transfers among the sub-accounts
    and with the Fixed Account - net              (140,326)      (463,694)      (308,899)      (331,396)       105,983      314,229
                                             -------------  -------------  -------------  -------------  -------------  -----------
Increase (decrease) in net assets
    from capital transactions                     (336,431)      (706,612)      (919,562)    (1,247,029)      (563,421)    (389,619)
                                             -------------  -------------  -------------  -------------  -------------  -----------

INCREASE (DECREASE) IN NET ASSETS               (1,248,829)    (1,628,276)    (2,682,701)    (2,440,844)      (539,109)    (259,833)

NET ASSETS AT BEGINNING OF PERIOD                3,180,451      4,808,727      7,786,359     10,227,203      4,101,827    4,361,660
                                             -------------  -------------  -------------  -------------  -------------  -----------

NET ASSETS AT END OF PERIOD                  $   1,931,622  $   3,180,451  $   5,103,658  $   7,786,359  $   3,562,718  $ 4,101,827
                                             =============  =============  =============  =============  =============  ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period       217,704        263,182        674,943        779,664        335,892      368,171
     Units issued                                   15,543        194,924         67,751        547,923        114,182    1,492,832
     Units redeemed                                (44,938)      (240,402)      (162,292)      (652,644)      (160,167)  (1,525,111)
                                             -------------  -------------  -------------  -------------  -------------  -----------
    Units outstanding at end of period             188,309        217,704        580,402        674,943        289,907      335,892
                                             =============  =============  =============  =============  =============  ===========

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA


NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1.   ORGANIZATION

     American Maturity Life Separate Account AMLVA (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of American Maturity Life Insurance Company ("American Maturity"). The assets of the Account are legally segregated from those of American Maturity. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     American Maturity is a subsidiary of Hartford Life and Accident Insurance Company, which is a direct subsidiary of Hartford Life, Inc. ("HLI"). HLI is a direct subsidiary of Hartford Fire Insurance Company, which is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. Effective January 2, 2001, American Maturity entered into an administrative servicing agreement (the "Agreement") with Glenbrook Life and Annuity Company ("Glenbrook Life") whereby Glenbrook Life is responsible for the administration of the contracts of the Account. The obligations of Glenbrook Life under this Agreement are to American Maturity. Although American Maturity is responsible for all contract terms and conditions, Glenbrook Life is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

     American Maturity issued the AARP Variable Annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new customers. Absent any contract provisions wherein American Maturity contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

              DREYFUS VARIABLE INVESTMENT FUND
                  VIF Capital Appreciation                   VIF Small Cap
              JANUS ASPEN SERIES
                  Balanced                                   Worldwide Growth
              NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST
                  AMT Partners
              SCUDDER VARIABLE SERIES I
                  Bond                                       Growth and Income
                  Capital Growth                             Money Market

     Through the Agreement, Glenbrook Life provides insurance and administrative services to the contractholders for a fee and maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life, as the administrator, has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

-------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of American Maturity. American Maturity is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     OTHER - To Conform with the 2002 presentation, certain amounts in the prior year's Statements of Changes in Net Assets have been reclassified.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - American Maturity assumes mortality and expense risks related to the operations of the Account and currently deducts charges daily at a rate equal to 0.65% per annum of the daily net assets of the Account. The mortality and expense risk charge is recognized as a reduction in the accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

     CONTRACT ADMINISTRATION CHARGE - American Maturity deducts administrative expense charges daily at a rate equal to 0.20% per annum of the daily net assets of the Account. The contract administration charge is recognized as a reduction in accumulation unit values.

     RECORDS MAINTENANCE CHARGE - American Maturity deducts an annual maintenance charge of $25 on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. These charges are recognized as redemption of units.

-------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                     Purchases
                                                                    ----------
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
        VIF Capital Appreciation                                    $  374,420
        VIF Small Cap                                                  351,550

Investments in the Janus Aspen Series Sub-Accounts:
        Balanced                                                       407,888
        Worldwide Growth                                               302,676

Investments in the Neuberger & Berman Advisors Management
     Trust Sub-Account:
        AMT Partners                                                   392,406

Investments in the Scudder Variable Series I Sub-Accounts:
        Bond                                                         1,114,796
        Capital Growth                                                 138,099
        Growth and Income                                              418,474
        Money Market                                                 1,098,893
                                                                    ----------
                                                                    $4,599,202
                                                                    ==========

-------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The accumulation unit value, the investment income ratio, the expense ratio assessed by American Maturity, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk and contract administration charges which are assessed as a percentage of daily net assets.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

     ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

     *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is calculated using unrounded accumulation unit values.

                                                                At December 31,          For the year ended December 31,
                                                                --------------- --------------------------------------------------

                                                                  Accumulation    Investment         Expense             Total
                                                                   Unit Value    Income Ratio*        Ratio**          Return***
                                                                --------------- ---------------  -----------------   -------------
Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
        VIF Capital Appreciation
            2002                                                  $  12.30              1.01%           0.85%             -17.42%
            2001                                                     14.90              0.76            0.85              -10.08
        VIF Small Cap
            2002                                                     11.60              0.05            0.85              -19.81
            2001                                                     14.47              0.41            0.85               -6.91

Investments in the Janus Aspen Series Sub-Accounts:
        Balanced
            2002                                                     16.40              2.33            0.85               -7.24
            2001                                                     17.68              2.41            0.85               -5.48
        Worldwide Growth
            2002                                                     11.29              0.86            0.85              -26.13
            2001                                                     15.29              0.44            0.85              -23.10

Investments in the Neuberger & Berman Advisors
     Management Trust Sub-Account:
        AMT Partners
            2002                                                      9.82              0.55            0.85              -24.79
            2001                                                     13.05              0.39            0.85               -3.65

-------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                At December 31,           For the year ended December 31,
                                                                --------------- --------------------------------------------------
                                                                Accumulation    Investment             Expense            Total
                                                                Unit Value      Income Ratio*          Ratio**           Return***
                                                                --------------- -------------    -----------------   -------------

     Investments in the Scudder Variable Series I Sub-Accounts:
             Bond
                 2002                                              $ 13.78              6.22%           0.85%                6.74%
                 2001                                                12.91              4.01            0.85                 4.84
             Capital Growth
                 2002                                                10.26              0.33            0.85               -29.79
                 2001                                                14.61             11.79            0.85               -20.04
             Growth and Income
                 2002                                                 8.79              0.98            0.85               -23.78
                 2001                                                11.54              3.43            0.85               -12.05
             Money Market
                 2002                                                12.29              1.49            0.85                 0.63
                 2001                                                12.21              3.95            0.85                 3.08

                          Independent Auditors' Report


To the Board of Directors
of American Maturity Life Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis balance sheet of American Maturity Life Insurance Company ("the Company") as of December 31, 2002, and the related statutory basis statements of operations, changes in capital and surplus, and of cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory balance sheet of the Company for the year ended December 31, 2001 and the related statutory statements of operations, changes in capital and surplus, and of cash flows for the two years then ended were audited by other auditors whose report, dated Janauary 28, 2002, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the adoption of codification, as discussed in Note 2 to the financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2, the accompanying financial statements were prepared in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, the financial position of American Maturity Life Insurance Company as of December 31, 2002, or the results of its operations or its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

In our opinion, such financial statements present fairly, in all material respects, the balance sheet of American Maturity Life Insurance Company as of December 31, 2002, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory financial statements, the Company effective January 1, 2001 adopted certain statutory accounting practices as a result of the State of Connecticut Insurance Department's adoption of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual.




Deloitte & Touche LLP
Hartford, Connecticut
March 26, 2003

                      THIS IS A COPY OF A PREVIOUSLY ISSUED
                         ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.


                    Report of Independent Public Accountants


         To the Board of Directors of
                  American Maturity Life Insurance Company:



         We have audited the accompanying balance sheets of American Maturity Life Insurance Company (a Connecticut corporation and wholly-owned subsidiary of Hartford Life and Accident Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differs from accounting principles generally accepted in the United States.

         In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of American Maturity Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as

                      THIS IS A COPY OF A PREVIOUSLY ISSUED
                         ANDERSEN REPORT AND THIS REPORT
                       HAS NOT BEEN REISSUED BY ANDERSEN.


         shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

         However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of American Maturity Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut.

         As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

         Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedule of selected financial data, the summary investment schedule and the schedule of investment risks interrogatories, as of and for the year ended December 31, 2001, are presented for purposes of additional analysis and are not a required part of the basic financial statements. This information has been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.


         ARTHUR ANDERSEN LLP
         Hartford, Connecticut
         January 28, 2002




                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                (STATUTORY BASIS)
                                     ($000)

                                                                                               As of December 31,
                                                                                          ------------------------------

                                                                                             2002              2001
                                                                                          -----------       ------------
Assets
     Bonds                                                                                  $  35,325         $   6,450
     Common stock                                                                                  25                25
     Cash                                                                                       2,336            29,937
                                                                                            ---------         ---------
       Total cash and invested assets                                                          37,686            36,412
                                                                                            ---------         ---------


     Other amounts receivable under reinsurance contracts                                           3                 -
     Investment income due and accrued                                                            354               156
     Guaranty funds receivable                                                                    145               158
     Deferred tax asset                                                                             -               451
     Other assets                                                                                  59                47
     Separate account                                                                          40,184            56,739
     assets
                                                                                            ---------         ---------
Total assets                                                                                $  78,431         $  93,963
                                                                                            =========         =========

Liabilities
     Aggregate reserves for future benefits                                                 $   2,377      $      1,822
     Accrued expense allowances and other amounts due from separate accounts                      (27)
                                                                                                                    (57)
     Taxes, licenses and fees due and accrued                                                       -                 3
     Remittances and items not allocated                                                           15                 7
     Asset valuation reserve                                                                        6                97
     Payables to affiliates                                                                        30                25
     Other liabilities                                                                            121               260
     Separate account liabilities                                                              40,184            56,739
                                                                                            ---------         ---------
       Total liabilities                                                                       42,706            58,896
                                                                                            ---------         ---------

Capital and Surplus
     Common stock - 15,000 shares authorized, 12,500 shares issued and outstanding              2,500             2,500
     Gross paid-in and contributed surplus                                                     57,500            57,500
     Unassigned funds                                                                         (24,275)          (24,933
                                                                                            ---------         ---------
       Total capital and surplus                                                               35,725            35,067
                                                                                            ---------         ---------
Total liabilities, capital and surplus                                                      $  78,431         $  93,963
                                                                                            =========         =========


               See notes to statutory basis financial statements.


                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                (STATUTORY BASIS)
                                     ($000)

                                                                                  For the years ended December 31,
                                                                           -----------------------------------------------

                                                                                2002            2001            2000
                                                                           --------------- ---------------- --------------
Revenues
   Premiums and annuity considerations                                          $     190     $   (142,181)   $     1,804
   Annuity and other fund deposits                                                      -                -          3,465
   Net investment income                                                            1,096            1,706          3,920
   Amortization of interest maintenance reserve                                       (24)             (23)            (9)
   Reserve adjustment on reinsurance ceded                                         (7,268)          (8,575)             -
   Fee income                                                                         583              606            699
   Other revenues                                                                       -               68            470
                                                                                ---------      -----------     ----------
Total revenues                                                                     (5,423)        (148,399)        10,349
                                                                                ---------      -----------     ----------

Benefits and expenses
   Annuity benefits                                                                    72               66            950
   Surrender benefits                                                                 641              650         23,512
   Increase (decrease) in aggregate reserves for future benefits                      555          (21,151)           618
   Decrease in liability for premium and other deposit funds                          (79)          (4,763)          (764)
   General insurance and other expenses                                                73              300          1,943
   Insurance taxes, licenses and fees                                                  38               36             60
   Net transfers from separate accounts                                            (7,718)        (121,024)       (18,280)
                                                                                ---------      -----------     ----------
Total benefits and expenses                                                        (6,418)        (145,886)         8,039
                                                                                ---------      -----------     ----------

Net gain (loss) from operations before federal income tax expense                     995           (2,513)         2,310
   Federal income tax expense                                                           -                -              -
                                                                                ---------      -----------     ----------
Net gain (loss) from operations                                                       995           (2,513)         2,310
                                                                                ---------      -----------     ----------
   Net realized capital losses, after tax                                               -              (41)           (18)
                                                                                ---------      -----------     ----------
Net income (loss)                                                               $     995      $    (2,554)    $    2,292
                                                                                =========      ===========     ==========

               See notes to statutory basis financial statements.


                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                (STATUTORY BASIS)
                                     ($000)

                                                                              For the years ended December 31,
                                                                         -------------------------------------------
                                                                             2002           2001           2000
                                                                         -------------- -------------- -------------
Common stock - 15,000 shares authorized,
12,500 shares issued and outstanding,
   Beginning and end of year                                                $    2,500    $     2,500     $    2,500
                                                                            ----------    -----------     ----------
Gross paid-in and contributed surplus,
   Beginning and end of year                                                    57,500         57,500         57,500
                                                                            ----------    -----------     ----------
Unassigned funds
   Balance, beginning of year                                                  (24,933)       (23,442)       (25,873)

   Net income (loss)                                                               995         (2,554)         2,292
   Change in net deferred income taxes                                            (520)           878              -
   Change in non-admitted assets                                                    92           (939)           (39)
   Change in asset valuation reserve                                                91            673            178
   Cumulative effect of changes in accounting principles                             -            451              -
                                                                            ----------    -----------     ----------
   Balance, end of year                                                        (24,275)       (24,933)       (23,442)
                                                                            ----------    -----------     ----------
Capital and surplus
   End of year                                                              $   35,725    $    35,067     $   36,558
                                                                            ==========    ===========     ==========



               See notes to statutory basis financial statements.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                (STATUTORY BASIS)
                                     ($000)

                                                                               For the years ended December 31,
                                                                       -------------------------------------------------
                                                                           2002            2001              2000
                                                                       -------------- ---------------- -----------------

Operating activities
   Premiums and annuity considerations                                 $        190    $     (142,181)   $         1,804
   Charges and fees for deposit-type contracts                                    -                 -              3,465
   Net investment income                                                      1,047             1,836              4,086
   Commissions and expense allowances on reinsurance ceded                   (7,268)           (8,575)                 -
   Fee income                                                                   583               601                699
   Other income                                                                  12                68                987
                                                                       ------------    --------------    ---------------
      Total income                                                           (5,436)         (148,251)            11,041
                                                                       ------------    --------------    ---------------

   Benefits paid                                                                692              (227)            24,462
   Net transfers from separate accounts                                      (7,748)         (122,351)           (18,732)
   Other expenses                                                               196               761              2,066
                                                                       ------------    --------------    ---------------
      Total benefits and expenses                                            (6,860)         (121,817)             7,796
                                                                       ------------    --------------    ---------------
   Net cash provided by (used for) operating activities                       1,424           (26,434)             3,245
                                                                       ------------    --------------    ---------------
Investing activities
   Proceeds from investments sold and matured - Bonds                         3,988             9,117              7,126
                                                                       ------------    --------------    ---------------
      Net investment proceeds                                                 3,988             9,117              7,126
                                                                       ------------    --------------    ---------------
   Cost of investments acquired - Bonds                                      33,011                 -              1,453
                                                                       ------------    --------------    ---------------
      Net investments acquired                                               33,011                 -              1,453
                                                                       ------------    --------------    ---------------
   Net cash (used for) provided by investing activity                       (29,023)            9,117              5,673
                                                                       ------------    --------------    ---------------
Financing and miscellaneous activities
   Net other cash (used) provided                                                (2)           (2,076)               227
                                                                       ------------    --------------    ---------------
   Net cash (used for) provided by financing and
   miscellaneous activities                                                      (2)           (2,076)               227
                                                                       ------------    --------------    ---------------
Net (decrease) increase in cash                                             (27,601)          (19,393)             9,145
Cash, Beginning of year                                                      29,937            49,330             40,185
                                                                       ------------    --------------    ---------------
Cash, End of year                                                      $      2,336    $       29,937    $        49,330
                                                                       ============    ==============    ===============




               See notes to statutory basis financial statements.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

1.   Organization and Description of Business:

     American Maturity Life Insurance Company ("AMLIC" or the "Company"), is a 100% owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a direct subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

     Following regulatory approval, on January 2, 2001, the Company finalized reinsurance agreements with Allstate Life Insurance Company (Allstate), whereby Allstate reinsured 100% of the Company's non-New York general account policy liabilities based on coinsurance arrangements and 100% of the Company's non-New York separate account policy liabilities based on coinsurance and modified coinsurance arrangements. There was no material impact to statutory capital and surplus as a result of this transaction.

     On October 31, 2001, HLA purchased the remaining 40% of the Company's common stock from Pacific Life Insurance Company ("PLIC"). Prior to the purchase date, HLA owned 60% of the common stock of the Company.

     AMLIC offered annuities exclusively to members of The American Association of Retired Persons ("AARP"). On April 12, 1999, the Company's Board of Directors decided to suspend the marketing and acceptance of new applications for the annuity program.

2.   Summary of Significant Accounting Policies:

     Basis of Presentation

     The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

     Current prescribed statutory accounting practices include the adoption of the NAIC's codified Accounting Practices and Procedures manual, effective January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

     The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

     Certain reclassifications have been  made  to  prior  year   financial
     information to conform to current year presentation.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)


     Statutory Accounting versus Accounting Principles Generally Accepted in the United States ("GAAP")

     Statutory accounting practices and GAAP differ in certain significant respects. These differences principally involve:

     (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

     (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

     (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

     (4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

     (5) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

     (6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

     (7) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

     (8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; (9)

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

          statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximates the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value;

     (10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus; and

     (11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income.

     As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                             2002         2001          2000
                                                                        -----------   ------------  ------------

GAAP net income (loss)                                                  $     1,056   $      1,351  $  (7,324)

Amortization and deferral of deferred policy acquisition costs, net               -              -      4,182
Separate account expense allowance                                              (48)        (1,351)     2,755
Amortization of goodwill                                                          -              -      1,915
Benefit reserve adjustment                                                       15         (1,766)      (135)
Other, net                                                                      (28)          (788)       899
                                                                        -----------  -------------  ---------
Statutory net income (loss)                                             $       995  $      (2,554)$    2,292
                                                                        -----------  -------------  ---------


                                                                             2002         2001          2000
                                                                        -----------  -------------  ---------
GAAP stockholder's equity                                               $    36,411   $   35,138       33,148

Separate account expense allowance                                              163          211        1,562
Unrealized gains on bonds                                                      (874)        (202)         (18)
Benefit reserve adjustment                                                       31           16        1,782
Asset valuation reserve                                                          (6)         (97)        (770)
Other, net                                                                        -            1          854
                                                                        -----------  -------------  ---------
Statutory capital and surplus                                           $    35,725   $   35,067       36,558
                                                                        -----------  -------------  ---------

     Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit Type Contracts

     Aggregate reserves for payment of annuity benefits were computed in accordance with applicable actuarial standards. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 5.25% to 7.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

     The Company has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis Statements of Operations.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

     An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2002 (including general and separate account liabilities) is as follows:

                                                                                                   % of Total
    Subject to discretionary withdrawal:                                                Amount
                                                                                     ------------ ------------
    With market value adjustment                                                     $    112,712       60.04%
    At market value                                                                        39,561       21.07%
                                                                                     ------------ ------------
    Total with adjustment or at market value                                              152,273       81.12%
    At book value without adjustment (minimal or no charge or adjustment)                  18,191        9.69%
    Not subject to discretionary withdrawal                                                17,258        9.19%
                                                                                     ------------ ------------
    Total, gross                                                                          187,722      100.00%
    Reinsurance ceded                                                                     142,065          N/A
                                                                                     ------------ ------------
Total, net                                                                           $     45,657          N/A
                                                                                     ============ ============


     Investments

     Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26, Bonds, excluding Loan-backed and Structured Securities. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Other invested assets are generally recorded at fair value.

     The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a fixed income or equity security is other than temporary, the security is deemed to be impaired, and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, Loan-backed and Structured Securities requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cashflows of its securitized financial asset are less than its carrying amount then an other than temporary impairment charge is recognized equal to the difference between the carrying amount and estimated undiscounted cashflows of the security. The total estimated undiscounted cashflows of the impaired investment becomes its new cost basis.

     The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include, but are not limited to: a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

     The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial conditions and near-term prospects of the issuer,
     (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

     The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $6 and $97 in 2002 and 2001, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2002 and 2001 were asset balances of $78 and $102, respectively, and are reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR in 2002, 2001 and 2000 were $0, $(84), and $(58) respectively. The amount of expense amortized from the IMR in 2002, 2001 and 2000 included in the Company's Statements of Operations, was $24, $23, and $9 respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis Statements of Operations. Realized investment gains and losses are determined on a specific identification basis.

     Codification

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified Accounting Practices and Procedures manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC codified Accounting Practices and Procedures manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus by $451. The adjustment to increase unassigned surplus is related to SSAP 10 - Income Taxes.

3.   Investments:

     For the years ended December 31,

     (a.) Components of Net Investment Income

                                                                          2002         2001         2000
                                                                         --------    --------    --------
     Interest income from bonds                                          $    861    $    393    $  4,167
     Interest income from cash on hand or on deposit                          262       1,310           -
                                                                         --------    --------    --------
     Gross investment income                                                1,123       1,703       4,167
         Less: Investment expenses                                             27          (3)        247
                                                                         --------    --------    --------
     Net investment income                                               $  1,096    $  1,706    $  3,920
                                                                         ========    ========    ========

     (b.) Components  of Net  Unrealized  Capital  Gains  (Losses)  on Bonds and
          Short-Term Investments

                                                                          2002         2001         2000
                                                                         --------    --------    --------
     Gross unrealized capital gains                                      $    196    $    202    $    156
     Gross unrealized capital losses                                            -           -        (142)
                                                                         --------    --------    --------
     Net unrealized capital gains (losses)                                    196         202          14
     Balance, beginning of year                                               202          14        (637)
                                                                         --------    --------    --------
     Change in net unrealized capital gains (losses) on bonds            $     (6)   $    188    $    651
                                                                         ========    ========    ========

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

     (c.) Components of Net Realized Capital (Losses) Gains

                                                                          2002         2001         2000
                                                                         --------    --------    --------
     Bonds                                                               $      -    $   (125)   $    (76)
                                                                         --------    --------    --------
     Realized capital (losses) gains                                            -        (125)        (76)
     Capital gains tax                                                          -           -           -
                                                                         --------    --------    --------
     Net realized capital (losses) gains                                       -         (125)        (76)
         Less: Amount transferred to the IMR                                   -           84          58
                                                                         --------    --------    --------
     Net realized capital (losses)                                       $      -    $    (41)   $    (18)
                                                                         ========    ========    ========


     Sales of bonds for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $0, $9,007 and $5,238, gross realized capital gains of $0, $17 and $36, and gross realized capital losses of $0, $142 and $112, respectively, before transfers to the IMR.

     (d.) Derivative Instruments

     The Company had no significant derivative holdings as of December 31, 2002 or 2001.

     (e.) Concentration of Credit Risk

     Excluding U.S. Government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2002.

     (f.) Bonds by Classification

                                                                              Gross            Gross
                                                          Statement        Unrealized        Unrealized       Estimated
                   December 31, 2002                        Value             Gains            Losses         Fair Value
     -----------------------------------------------    -------------     -------------    ------------     -------------
     U.S. Government and government agencies and authorities:
          - Guaranteed and sponsored                    $      35,325     $         196    $          -     $      35,521
                                                        -------------     -------------    ------------     -------------
     Total bonds                                        $      35,325     $         196    $          -     $      35,521
                                                        =============     =============    ============     =============

                                                                              Gross            Gross
                                                          Statement        Unrealized        Unrealized        Estimated
                   December 31, 2001                        Value             Gains            Losses         Fair Value
     -----------------------------------------------    -------------     -------------    ------------     -------------
     U.S. Government and government agencies and authorities:
          - Guaranteed and sponsored                    $       6,450     $         202    $          -     $       6,652
                                                        -------------     -------------    ------------     -------------
     Total bonds                                        $       6,450     $         202    $          -     $       6,652
                                                        =============     =============    ============     =============


                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

     The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2002 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or repayment provisions.

                 Maturity                        Statement Value                Fair Value
-------------------------------------------   ---------------------     ----------------------
One year or less                               $             16,394     $               16,421
Over one year through five years                             18,413                     18,469
Over ten years                                                  518                        631
                                               --------------------     ----------------------
Total                                          $             35,325     $               35,521
                                               ====================     ======================

     Bonds with a carrying value of $6,241 were on deposit as of December 31, 2002 with various regulatory authorities as required.

     (g.)  Fair Value of Financial Instruments Balance Sheet Items

     The carrying amount and fair value of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                       2002                              2001
                                           ------------------------------     ----------------------------
                                              Carrying         Fair             Carrying         Fair
                                               Amount          Value             Amount         Value
                                           --------------- --------------     -------------- -------------
Assets
     Bonds                                 $       35,325  $      35,521      $       6,450  $      6,652
     Common stocks                                     25             25                 25            25

     The estimated fair value of bonds was determined by the Company primarily using NAIC market values.

     4.   Income Taxes:

     a. The components of the net deferred tax asset/(liability) are as follows:

                                                                       December 31,      December 31,
                                                                           2002              2001
                                                                     ----------------- -----------------
Total of all deferred tax assets (admitted and nonadmitted)          $          8,908   $         9,430
Total of all deferred tax liabilities                                              (5)               (7)
Net deferred tax assets (admitted and nonadmitted)                              8,903             9,423
Net admitted deferred tax asset                                                     -               451
Total deferred tax assets nonadmitted                                $          8,903   $         8,972
Decrease in deferred taxes nonadmitted                               $            (69)
                                                                     ----------------   ---------------

     b.   Deferred tax liabilities are not recognized for the following amounts:

     NONE

     c. The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                        2002                2001              2001
                                                    ---------------   ---------------    -------------
Current income taxes incurred                       $             -   $             -    $           -
                                                    ---------------   ---------------    -------------


                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)


     The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

     Deferred tax assets resulting from book/tax difference:

                                                        December 31,         December 31,
                                                            2002               2001               Change
                                                     -----------------   -------------------   -----------
Reserves                                              $           99     $            99       $         -
Tax deferred acquisition costs                                   250                 517              (267)
Amortization of goodwill                                         431                 481               (50)
Net operating loss                                             8,127               8,333              (206)
Other                                                              1                   -                 1
                                                      --------------     ---------------       -----------
Total deferred tax assets                             $        8,908     $         9,430       $      (522)
                                                      --------------     ---------------       -----------
Deferred tax assets nonadmitted                       $        8,903     $         8,972       $       (69)
                                                      --------------     ---------------       -----------


     Deferred tax liabilities resulting from book/tax difference:

                                                        December 31,         December 31,
                                                            2002               2001               Change
                                                     -----------------   -------------------   -----------
Bonds                                                $          (5)      $            (5)      $         -
Accrued deferred compensation                                     -                   (2)                2
                                                     --------------      ---------------       -----------
Total deferred tax liabilities                       $          (5)      $            (7)      $         2
                                                     --------------      ---------------       -----------


                                                        December 31,         December 31,
                                                            2002               2001               Change
                                                     -----------------   -------------------   -----------
Total deferred tax assets                             $        8,908     $         9,430       $      (522)
Total deferred tax liabilities                        $           (5)    $            (7)      $         2
                                                      --------------     ---------------       -----------
Net deferred tax asset (liability)                    $        8,903     $         9,423       $      (520)
                                                      --------------     ---------------       -----------
Change in net deferred income tax                                                              $      (520)
                                                      --------------     ---------------       -----------


     d. The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the federal statutory rate of 35% to the Net (Loss) Gain from Operations for the following reasons:

                                                                                       Effective Tax
                                                                 December 31, 2002          Rate
                                                            ------------------------ ---------------
Provision computed at statutory rate                        $                    349           35.0%
Prior year adjustments                                                           171           17.1%
                                                            ------------------------ ---------------
Total                                                       $                    520           52.1%
                                                            ------------------------ ---------------

                                                                                          Effective
                                                                  December 31,2002        Tax Rate
                                                            ------------------------ ---------------
Federal and foreign income tax incurred                     $                      -              -
Change in net deferred income taxes                                              520           52.1%
                                                            ------------------------ ---------------
Total statutory income taxes                                $                    520           52.1%
                                                            ------------------------ ---------------


     e. As of December 31, the Company had operating loss carry forwards of $(23,220). If not utilized, it will expire as follows:

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)

     The following are income tax benefits in the current and prior years that will be available for recoupment in the event of future taxable income:


         2010              (1,403)
         2011              (2,907)
         2012              (4,161)
         2013              (5,034)
         2014              (6,973)
         2015                   -
         2016              (2,920)

     f. The Company's Federal income tax return is consolidated within The Hartford's consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

     The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

     5.   Reinsurance:

     The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

     Following regulatory approval, on January 2, 2001, the Company finalized reinsurance agreements with Allstate Life Insurance Company ("Allstate"), whereby Allstate will reinsure 100% of the Company's non-New York general account policy liabilities based on coinsurance arrangements and 100% of the Company's non-New York separate account policy liabilities based on coinsurance and modified coinsurance arrangements. There was no material impact to statutory capital and surplus as a result of this transaction.

     There were no material reinsurance recoverables from reinsurers outstanding as of December 31, 2002 and 2001.

     The effect of reinsurance as of and for the year ended December 31, is summarized as follows:

                             2002                                Direct           Ceded              Net
     ------------------------------------------------------    ----------     ------------    ------------
     Aggregate reserves for future benefits                    $   28,832     $   (26,455)    $      2,377
     Premiums and annuity considerations                       $    2,604     $    (2,414)    $        190
     Annuity benefits                                          $    1,638     $    (1,566)    $         72
     Surrender benefits                                        $   20,774     $   (20,133)    $        641

                             2001                                Direct           Ceded              Net
     ------------------------------------------------------    ----------     ------------    ------------
     Aggregate reserves for future benefits                    $   24,742     $    (22,920)   $      1,822
     Premiums and annuity considerations                       $    2,339     $   (144,520)   $   (142,181)
     Annuity benefits                                          $    1,630     $     (1,564)   $         66
     Surrender benefits                                        $   18,525     $    (17,875)   $        650



     There were no reinsurance agreements in place for the year ended December 31, 2000.

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                 STATUTORY BASIS
                 (Amounts in thousands unless otherwise stated)


     6.   Related Party Transactions:

     Transactions between the Company and its affiliates within The Hartford relate principally to rent and salaries. Rent and salaries allocated by HLA to the Company were $7 , $91 and $694 for the years ended December 31, 2002, 2001 and 2000, respectively. Investment management fees were allocated by Hartford Investment Management Company (HIMCO) and are a component of net investment income.

     7.   Pension,  Retirement,  and Other  Post-Retirement  and Post-Employment
          Benefits:

     All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates.

     Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis.

     Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee.

     The expense allocated to the Company for these plans was not material to the results of operations for 2002, 2001 or 2000.

     8.   Capital and Surplus and Shareholder Dividend Restrictions:

     The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends declared or paid for the years ended December 31, 2002, 2001 and 2000. The amount available for dividends in 2003 is approximately $3,573.

     9.   Separate Accounts:

     The Company maintained separate account assets and liabilities totaling $40 million and $57 million at December 31, 2002 and 2001, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statement of Operations as a component of Net Transfers to Separate Accounts. Separate accounts can reflect two categories of risk assumption: non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. The Company had $40 million and $57 million non-guaranteed separate account assets and no guaranteed separate account assets as of December 31, 2002 and 2001, respectively. An analysis of the Separate Accounts as of December 31, 2002 is as follows:


                                                    Nonindexed
                                                    Guaranteed     Nonindexed
                                                    Less Than      Guaranteed     Nonguaranteed
                                                     or Equal     More Than 4%       Separate
                                                      to 4%                          Accounts         Total
                                                   ------------- ---------------- --------------- ---------------

    1. Premiums considerations or
       deposits for  the year ended 2002                      -                -             780             780
    2. Reserves @ year end I. For accounts
          with assets at:
            a. Market value                                   -               -           39,942          39,942
            b. Amortized cost                                 -               -                -               -
                                                   ------------  --------------   --------------   -------------
            c. Total reserves                                                             39,942          39,942
                                                   ------------  --------------   --------------   -------------
         II. By withdrawal characteristics:
            a.  Subject to discretionary                      -               -                -               -
            withdrawal
            b.  With MVA                                      6             345                              351
            c.  @ BV without MV adjustment and
                with surrender charge 5% or more              -               -                -               -
            d.  @ market value                                                            39,561          39,561
            e.  @ BV without MV adjustment and
                with surrender charge less than               -               -                -               -
                5%
                                                   ------------  --------------  ---------------   -------------
            f.  Subtotal                                      6             345           39,561          39,912
            g.  Not subject to discretionary                  -               -               30              30
            withdrawal
                                                   ------------  --------------  ---------------   -------------
            h.  Total                                         6             345           39,591          39,591
                                                   ------------  --------------  ---------------   -------------

10.  Commitments and Contingent Liabilities:

     (a)  Litigation

     HLI and its subsidiaries are involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

     (b)  Guaranty Funds

     Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $15, $7 and $25 in 2002, 2001 and 2000, respectively, of which $12, $4 and $11 in 2002, 2001 and 2000, respectively were estimated to be creditable against premium taxes.

     (c)  Tax Matters

     The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

                                ------------------------------------------------
                                AMERICAN MATURITY LIFE
                                INSURANCE COMPANY
                                SEPARATE ACCOUNT
                                AMLVA

                                FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                AND DECEMBER 31, 2001, AND INDEPENDENT
                                AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of American Maturity Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the American Maturity Life Insurance Company Separate Account AMLVA (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the American Maturity Life Insurance Company Separate Account AMLVA as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Neuberger &
                                                                                                                    Berman Advisors
                                                                                                                       Management
                                                Dreyfus Variable Investment                                               Trust
                                                     Fund Sub-Accounts            Janus Aspen Series Sub-Accounts      Sub-Account
                                             ---------------------------------   ---------------------------------   ---------------
                                               VIF Capital                                           Worldwide
                                              Appreciation      VIF Small Cap       Balanced           Growth         AMT Partners
                                             ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                    $     7,600,826   $     1,606,748   $     4,422,300   $     5,762,639   $    3,338,411
                                             ---------------   ---------------   ---------------   ---------------   ---------------
    Total assets                             $     7,600,826   $     1,606,748   $     4,422,300   $     5,762,639   $    3,338,411
                                             ===============   ===============   ===============   ===============   ===============

NET ASSETS
Accumulation units                           $     7,575,281   $     1,595,478   $     4,422,300   $     5,762,639   $    3,338,411
Contracts in payout (annuitization) period            25,545            11,270                 -                 -                -
                                             ---------------   ---------------   ---------------   ---------------   ---------------
    Total net assets                         $     7,600,826   $     1,606,748   $     4,422,300   $     5,762,639   $    3,338,411
                                             ===============   ===============   ===============   ===============   ===============
FUND SHARE INFORMATION
    Number of shares                                 264,101            56,576           214,779           273,760          292,843
                                             ===============   ===============   ===============   ===============   ===============
    Cost                                     $     8,547,326   $     2,595,173   $     4,639,012   $     7,801,827   $    5,297,759
                                             ===============   ===============   ===============   ===============   ===============



See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------




                                                            Scudder Variable Series I Sub-Accounts
                                              ---------------------------------------------------------------------
                                                                                  Growth and           Money
                                                  Bond         Capital Growth       Income             Market
                                             ---------------   ---------------   ---------------   ---------------
ASSETS
Investments at fair value                    $     6,501,015   $     1,931,622   $     5,103,658   $     3,562,718
                                             ---------------   ---------------   ---------------   ---------------
    Total assets                             $     6,501,015   $     1,931,622   $     5,103,658   $     3,562,718
                                             ===============   ===============   ===============   ===============
NET ASSETS
Accumulation units                           $     6,501,015   $     1,931,622   $     5,103,658   $     3,562,718
Contracts in payout (annuitization) period                 -                 -                 -                 -
                                             ---------------   ---------------   ---------------   ---------------
    Total net assets                         $     6,501,015   $     1,931,622   $     5,103,658   $     3,562,718
                                             ===============   ===============   ===============   ===============
FUND SHARE INFORMATION
    Number of shares                                 931,378           167,240           752,752         3,562,718
                                             ===============   ===============   ===============   ===============
    Cost                                     $     6,354,697   $     3,600,675   $     8,201,542   $     3,562,718
                                             ===============   ===============   ===============   ===============


See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       Neuberger &
                                                                                                                     Berman Advisors
                                                                                                                        Management
                                                        Dreyfus Variable Investment              Janus Aspen              Trust
                                                             Fund Sub-Accounts              Series Sub-Accounts        Sub-Account
                                                       -----------------------------    ----------------------------   ------------
                                                        VIF Capital                                     Worldwide
                                                       Appreciation    VIF Small Cap    Balanced          Growth       AMT Partners
                                                       ------------    -------------    ------------    ------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                              $     93,854    $        965    $    120,701    $     63,854    $     23,704
Charges from American Maturity Life Insurance Company:
    Mortality and expense risk                              (60,633)        (13,742)        (33,632)        (47,191)        (27,809)
    Contract administration                                 (18,656)         (4,228)        (10,348)        (14,520)         (8,557)
                                                       ------------    ------------    ------------    ------------    ------------
       Net investment income (loss)                          14,565         (17,005)         76,721           2,143         (12,662)
                                                       ------------    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   1,900,899         652,403       1,449,539       1,421,421       1,107,822
    Cost of investments sold                              1,974,357         963,238       1,456,038       1,696,961       1,487,700
                                                       ------------    ------------    ------------    ------------    ------------
       Realized gains (losses) on fund shares               (73,458)       (310,835)         (6,499)       (275,540)       (379,878)

Realized gain distributions                                       -               -               -               -               -
                                                       ------------    ------------    ------------    ------------    ------------
       Net realized gains (losses)                          (73,458)       (310,835)         (6,499)       (275,540)       (379,878)

Change in unrealized gains (losses)                      (1,754,473)       (149,215)       (475,895)     (1,973,647)       (820,521)
                                                       ------------    ------------    ------------    ------------    ------------
       Net realized and unrealized gains
            (losses) on investments                      (1,827,931)       (460,050)       (482,394)     (2,249,187)     (1,200,399)
                                                       ------------    ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                    $ (1,813,366)   $   (477,055)   $   (405,673)   $ (2,247,044)   $ (1,213,061)
                                                       ============    ============    ============    ============    ============

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                               Scudder Variable Series I Sub-Accounts
                                                         ------------------------------------------------------------

                                                                           Capital         Growth and          Money
                                                            Bond           Growth            Income            Market
                                                         ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                                $    441,215    $      8,447    $     63,223    $     56,993
Charges from American Maturity Life Insurance Company:
    Mortality and expense risk                                (45,571)        (16,213)        (41,354)        (24,991)
    Contract administration                                   (14,022)         (4,989)        (12,725)         (7,690)
                                                         ------------    ------------    ------------    ------------
       Net investment income (loss)                           381,622         (12,755)          9,144          24,312
                                                         ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                     2,349,521         487,286       1,328,892       1,638,003
    Cost of investments sold                                2,369,818         808,281       1,964,952       1,638,003
                                                         ------------    ------------    ------------    ------------
       Realized gains (losses) on fund shares                 (20,297)       (320,995)       (636,060)              -

Realized gain distributions                                         -               -               -               -
                                                         ------------    ------------    ------------    ------------
       Net realized gains (losses)                            (20,297)       (320,995)       (636,060)              -

Change in unrealized gains (losses)                            80,948        (578,648)     (1,136,223)              -
                                                         ------------    ------------    ------------    ------------
       Net realized and unrealized gains
            (losses) on investments                            60,651        (899,643)     (1,772,283)              -
                                                         ------------    ------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                      $    442,273    $   (912,398)   $ (1,763,139)   $     24,312
                                                         ============    ============    ============    ============

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Janus Aspen Series
                                                   Dreyfus Variable Investment Fund Sub-Accounts               Sub-Accounts
                                            ---------------------------------------------------------- ----------------------------
                                               VIF Capital Appreciation           VIF Small Cap                  Balanced
                                            ----------------------------  ---------------------------- ----------------------------
                                                2002           2001           2002          2001           2002            2001
                                            -------------  -------------  -------------  ------------- ------------- --------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                $      14,565   $    (8,355)  $    (17,005)  $    (10,802) $     76,721  $     108,097
Net realized gains (losses)                       (73,458)      185,207       (310,835)      (142,992)       (6,499)       108,653
Change in unrealized gains (losses)            (1,754,473)   (1,580,248)      (149,215)       (82,633)     (475,895)      (628,352)
                                            -------------  -------------  -------------  ------------- -------------  -------------
Increase (decrease) in net assets
    from operations                            (1,813,366)   (1,403,396)      (477,055)      (236,427)     (405,673)      (411,602)
                                            -------------  -------------  -------------  ------------- -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                          139,701       205,606         43,236         64,876        91,544        104,159
Benefit payments                                 (109,737)      (94,011)        (4,265)        (5,115)      (22,239)      (161,817)
Payments on termination                          (901,048)   (1,138,109)      (262,217)      (163,914)     (625,662)      (617,700)
Records maintenance charge                         (7,408)       (8,146)        (1,618)        (1,692)       (3,811)        (4,146)
Transfers among the sub-accounts
    and with the Fixed Account - net             (662,552)     (614,610)       (58,983)      (229,053)     (558,204)      (644,427)
                                            -------------  -------------  -------------  ------------- -------------  ------------
Increase (decrease) in net assets
    from capital transactions                  (1,541,044)   (1,649,270)      (283,847)      (334,898)   (1,118,372)    (1,323,931)
                                            -------------  -------------  -------------  ------------- -------------  -------------
INCREASE (DECREASE) IN NET ASSETS              (3,354,410)   (3,052,666)      (760,902)      (571,325)   (1,524,045)    (1,735,533)

NET ASSETS AT BEGINNING OF PERIOD              10,955,236    14,007,902      2,367,650      2,938,975     5,946,345      7,681,878
                                            -------------  -------------  -------------  ------------- -------------  -------------
NET ASSETS AT END OF PERIOD                 $   7,600,826  $ 10,955,236  $   1,606,748  $   2,367,650 $   4,422,300  $   5,946,345
                                            =============  =============  =============  ============= =============  =============

UNITS OUTSTANDING
    Units outstanding at beginning of period      735,468       845,585        163,681        189,107       336,328        410,689
     Units issued                                  53,114       515,890         29,995        150,310        29,537        260,474
     Units redeemed                              (170,713)     (626,007)       (55,180)      (175,736)      (96,224)      (334,835)
                                            -------------  -------------  -------------  ------------- -------------  -------------
    Units outstanding at end of period            617,869       735,468        138,496        163,681       269,641        336,328
                                            =============  =============  =============  ============= =============  =============


See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                              Janus Aspen Series          Neuberger & Berman Advisors   Scudder Variable Series I
                                                Sub-Accounts              Management Trust Sub-Account        Sub-Accounts
                                             ---------------------------  ----------------------------  ---------------------------

                                              Worldwide Growth                      AMT Partners                    Bond
                                             ---------------------------  ----------------------------  ----------------------------

                                                  2002          2001          2002           2001           2002           2001
                                             ------------- -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $       2,143 $     (40,231) $     (12,662) $     (25,186) $     381,622  $    251,508
Net realized gains (losses)                       (275,540)      169,416       (379,878)       (82,186)       (20,297)       14,795
Change in unrealized gains (losses)             (1,973,647)   (3,057,955)      (820,521)      (146,016)        80,948       122,027
                                             ------------- -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
    from operations                             (2,247,044)   (2,928,770)    (1,213,061)      (253,388)       442,273       388,330
                                             ------------- -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                            87,561       146,558         76,752         94,312        103,902       111,024
Benefit payments                                   (62,012)      (71,070)       (36,254)       (31,594)      (136,738)      (67,208)
Payments on termination                           (686,836)     (939,215)      (465,785)      (446,754)    (1,037,126)     (864,449)
Records maintenance charge                          (6,228)       (7,284)        (3,610)        (4,083)        (4,949)       (5,026)
Transfers among the sub-accounts
    and with the Fixed Account - net              (453,374)     (320,388)      (273,857)      (622,882)      (541,436)     (214,839)
                                             ------------- -------------  -------------  -------------  -------------  -------------
Increase (decrease) in net assets
    from capital transactions                   (1,120,889)   (1,191,399)      (702,754)    (1,011,001)    (1,616,347)   (1,040,498)
                                             ------------- -------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS               (3,367,933)   (4,120,169)    (1,915,815)    (1,264,389)    (1,174,074)     (652,168)

NET ASSETS AT BEGINNING OF PERIOD                9,130,572    13,250,741      5,254,226      6,518,615      7,675,089     8,327,257
                                             ------------- -------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD                  $   5,762,639 $   9,130,572  $   3,338,411  $   5,254,226  $   6,501,015  $  7,675,089
                                             ============= =============  =============  =============  =============  =============

UNITS OUTSTANDING
    Units outstanding at beginning of period       597,250       666,553        402,525        481,165        594,690       676,475
     Units issued                                   49,343       620,488         47,037        325,509        100,369       780,274
     Units redeemed                               (136,288)     (689,791)      (109,528)      (404,149)      (223,168)     (862,059)
                                             ------------- -------------  -------------  -------------  -------------  -------------
    Units outstanding at end of period             510,305       597,250        340,034        402,525        471,891       594,690
                                             ============= =============  =============  =============  =============  =============


See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------



                                                                    Scudder Variable Series I Sub-Accounts
                                           ----------------------------------------------------------------------------------------
                                                 Capital Growth                  Growth and Income              Money Market
                                            -----------------------------  ------------------------------ -------------------------
                                                2002           2001             2002           2001           2002          2001
                                            --------------  -------------  --------------- -------------- ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                 $     (12,755) $     439,523  $       9,144  $     234,314  $      24,312  $   129,786
Net realized gains (losses)                       (320,995)      (266,704)      (636,060)      (372,557)             -            -
Change in unrealized gains (losses)               (578,648)    (1,094,483)    (1,136,223)    (1,055,572)             -            -
                                             -------------  -------------  -------------  -------------  -------------  ------------
Increase (decrease) in net assets
    from operations                               (912,398)      (921,664)    (1,763,139)    (1,193,815)        24,312      129,786
                                             -------------  -------------  -------------  -------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                            25,664         68,741         93,691        151,487        117,695       78,265
Benefit payments                                   (11,902)       (15,534)       (56,770)      (124,156)       (76,560)    (117,063)
Payments on termination                           (207,586)      (293,393)      (642,060)      (936,513)      (707,690     (662,293)
Records maintenance charge                          (2,281)        (2,732)        (5,524)        (6,451)        (2,849)      (2,757)
Transfers among the sub-accounts
    and with the Fixed Account - net              (140,326)      (463,694)      (308,899)      (331,396)       105,983      314,229
                                             -------------  -------------  -------------  -------------  -------------  -----------
Increase (decrease) in net assets
    from capital transactions                     (336,431)      (706,612)      (919,562)    (1,247,029)      (563,421)    (389,619)
                                             -------------  -------------  -------------  -------------  -------------  -----------

INCREASE (DECREASE) IN NET ASSETS               (1,248,829)    (1,628,276)    (2,682,701)    (2,440,844)      (539,109)    (259,833)

NET ASSETS AT BEGINNING OF PERIOD                3,180,451      4,808,727      7,786,359     10,227,203      4,101,827    4,361,660
                                             -------------  -------------  -------------  -------------  -------------  -----------

NET ASSETS AT END OF PERIOD                  $   1,931,622  $   3,180,451  $   5,103,658  $   7,786,359  $   3,562,718  $ 4,101,827
                                             =============  =============  =============  =============  =============  ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period       217,704        263,182        674,943        779,664        335,892      368,171
     Units issued                                   15,543        194,924         67,751        547,923        114,182    1,492,832
     Units redeemed                                (44,938)      (240,402)      (162,292)      (652,644)      (160,167)  (1,525,111)
                                             -------------  -------------  -------------  -------------  -------------  -----------
    Units outstanding at end of period             188,309        217,704        580,402        674,943        289,907      335,892
                                             =============  =============  =============  =============  =============  ===========

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA


NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

1.   ORGANIZATION

     American Maturity Life Separate Account AMLVA (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of American Maturity Life Insurance Company ("American Maturity"). The assets of the Account are legally segregated from those of American Maturity. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     American Maturity is a subsidiary of Hartford Life and Accident Insurance Company, which is a direct subsidiary of Hartford Life, Inc. ("HLI"). HLI is a direct subsidiary of Hartford Fire Insurance Company, which is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. Effective January 2, 2001, American Maturity entered into an administrative servicing agreement (the "Agreement") with Glenbrook Life and Annuity Company ("Glenbrook Life") whereby Glenbrook Life is responsible for the administration of the contracts of the Account. The obligations of Glenbrook Life under this Agreement are to American Maturity. Although American Maturity is responsible for all contract terms and conditions, Glenbrook Life is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

     American Maturity issued the AARP Variable Annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new customers. Absent any contract provisions wherein American Maturity contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

              DREYFUS VARIABLE INVESTMENT FUND
                  VIF Capital Appreciation                   VIF Small Cap
              JANUS ASPEN SERIES
                  Balanced                                   Worldwide Growth
              NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST
                  AMT Partners
              SCUDDER VARIABLE SERIES I
                  Bond                                       Growth and Income
                  Capital Growth                             Money Market

     Through the Agreement, Glenbrook Life provides insurance and administrative services to the contractholders for a fee and maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life, as the administrator, has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

-------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of American Maturity. American Maturity is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     OTHER - To Conform with the 2002 presentation, certain amounts in the prior year's Statements of Changes in Net Assets have been reclassified.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - American Maturity assumes mortality and expense risks related to the operations of the Account and currently deducts charges daily at a rate equal to 0.65% per annum of the daily net assets of the Account. The mortality and expense risk charge is recognized as a reduction in the accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

     CONTRACT ADMINISTRATION CHARGE - American Maturity deducts administrative expense charges daily at a rate equal to 0.20% per annum of the daily net assets of the Account. The contract administration charge is recognized as a reduction in accumulation unit values.

     RECORDS MAINTENANCE CHARGE - American Maturity deducts an annual maintenance charge of $25 on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. These charges are recognized as redemption of units.

-------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                     Purchases
                                                                    ----------
Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
        VIF Capital Appreciation                                    $  374,420
        VIF Small Cap                                                  351,550

Investments in the Janus Aspen Series Sub-Accounts:
        Balanced                                                       407,888
        Worldwide Growth                                               302,676

Investments in the Neuberger & Berman Advisors Management
     Trust Sub-Account:
        AMT Partners                                                   392,406

Investments in the Scudder Variable Series I Sub-Accounts:
        Bond                                                         1,114,796
        Capital Growth                                                 138,099
        Growth and Income                                              418,474
        Money Market                                                 1,098,893
                                                                    ----------
                                                                    $4,599,202
                                                                    ==========

-------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     The accumulation unit value, the investment income ratio, the expense ratio assessed by American Maturity, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk and contract administration charges which are assessed as a percentage of daily net assets.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

     ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

     *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is calculated using unrounded accumulation unit values.

                                                                At December 31,          For the year ended December 31,
                                                                --------------- --------------------------------------------------

                                                                  Accumulation    Investment         Expense             Total
                                                                   Unit Value    Income Ratio*        Ratio**          Return***
                                                                --------------- ---------------  -----------------   -------------
Investments in the Dreyfus Variable Investment Fund
     Sub-Accounts:
        VIF Capital Appreciation
            2002                                                  $  12.30              1.01%           0.85%             -17.42%
            2001                                                     14.90              0.76            0.85              -10.08
        VIF Small Cap
            2002                                                     11.60              0.05            0.85              -19.81
            2001                                                     14.47              0.41            0.85               -6.91

Investments in the Janus Aspen Series Sub-Accounts:
        Balanced
            2002                                                     16.40              2.33            0.85               -7.24
            2001                                                     17.68              2.41            0.85               -5.48
        Worldwide Growth
            2002                                                     11.29              0.86            0.85              -26.13
            2001                                                     15.29              0.44            0.85              -23.10

Investments in the Neuberger & Berman Advisors
     Management Trust Sub-Account:
        AMT Partners
            2002                                                      9.82              0.55            0.85              -24.79
            2001                                                     13.05              0.39            0.85               -3.65

-------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                At December 31,           For the year ended December 31,
                                                                --------------- --------------------------------------------------
                                                                Accumulation    Investment             Expense            Total
                                                                Unit Value      Income Ratio*          Ratio**           Return***
                                                                --------------- -------------    -----------------   -------------

     Investments in the Scudder Variable Series I Sub-Accounts:
             Bond
                 2002                                              $ 13.78              6.22%           0.85%                6.74%
                 2001                                                12.91              4.01            0.85                 4.84
             Capital Growth
                 2002                                                10.26              0.33            0.85               -29.79
                 2001                                                14.61             11.79            0.85               -20.04
             Growth and Income
                 2002                                                 8.79              0.98            0.85               -23.78
                 2001                                                11.54              3.43            0.85               -12.05
             Money Market
                 2002                                                12.29              1.49            0.85                 0.63
                 2001                                                12.21              3.95            0.85                 3.08

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

           (a) All financial statements are included in Part A and Part B of the Registration Statement.

                 (1) Resolution of the board of directors of American Maturity Life Insurance Company ("American Maturity") authorizing the establishment of the Separate Account.1

                 (2)  Not applicable.

                 (3) (a) Principal Underwriter Agreement between American
                         Maturity and Hartford Securities Distribution Company, Inc.1

                     (b) Not applicable.

                 (4) Copy of the Group Flexible Premium Variable Annuity Contract and the Flexible Premium Variable Annuity Certificate.2

                 (5)  Copy of the Enrollment Form. 2

                 (6)  (a) Certificate of Incorporation of American Maturity.3

                      (b)  Bylaws of American Maturity.1

                 (7)  Not applicable.

                 (8) Fund Participation agreements between Neuberger Berman Advisors Management Trust and American Maturity; and Dreyfus Variable Investment Fund and American Maturity. 2 Fund Participation agreements between Janus Aspen Series and American Maturity; and Scudder Variable Life Investment Fund and American Maturity.1

                 (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

                 (10) (a) Consent of Deloitte & Touche LLP.

                           (b)  Consent of Arthur Andersen LLP.4

                 (11) No financial statements are omitted.

                 (12) Not applicable.

                 (13) Not applicable.

                 (14) Not applicable.

                 (15) Copy of Power of Attorney.

                 (16) Organizational Chart.5

Item 25. Directors and Officers of the Depositor



NAME                                        POSITION WITH AMERICAN MATURITY LIFE INSURANCE COMPANY
Thomas A. Campbell                          Vice President and Actuary
David A. Carlson                            Vice President
Stephen T. Joyce                            Director*
Thomas M. Marra                             Director*
rnest M. McNeill, Jr.                       Senior Vice President and Chief Accounting Officer*
Joseph J. Noto                              Executive Vice President, Chief Operating Officer and Treasurer,
                                            Director*
Christine Hayer Repasy                      Senior Vice President, General Counsel & Corporate Secretary, Director*
John C. Walters                             Director*
David M. Znamierowski                       Senior Vice President & Chief Investment Officer, Director*


*Denotes election to Board of Directors.

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

              Filed herewith as Exhibit 16.

Item 27.      Number of Certificate Owners

              As of January 31, 2003, there were 2,176 Contract Owners.

Item 28.      Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

           (a) HSD acts as principal underwriter for the following companies:

           Hartford Life Insurance Company - Separate Account One
           Hartford Life Insurance Company - Separate Account Two
           Hartford Life Insurance Company - Separate Account Two (DC
           Variable Account I)
           Hartford Life Insurance Company - Separate Account Two (DC
           Variable Account II)
           Hartford Life Insurance Company - Separate Account Two
           (QP Variable Account)
           Hartford Life Insurance Company - Separate Account Two
           (Variable Account "A")
           Hartford Life Insurance Company - Separate Account Two (NQ
           Variable Account)
           Hartford Life Insurance Company - Separate Account Ten
           Hartford Life Insurance Company - Separate Account Three
           Hartford Life Insurance Company - Separate Account Five
           Hartford Life Insurance Company - Separate Account Seven
           Hartford Life Insurance Company - Separate Account Eleven
           Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
           Hart Life Insurance Company - Separate Account Two
           American Maturity Life Insurance Company - Separate Account
           AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
           Servus Life Insurance Company - Separate Account Two

      (b) Directors and Officers of HSD

                Name and Principal             Positions and Offices
                 Business Address                With Underwriter

              David A. Carlson                 Vice President
              Bruce W. Ferris                  Vice President
              George R. Jay                    Controller
              Stephen T. Joyce                 Vice President
              Ryan Johnson                     Vice President
              Thomas M. Marra                  President, Chief Executive Officer and
                                               Chairman of the Board, Director
              Christine Hayer Repasy           Senior Vice President, General Counsel and
                                                  Corporate Secretary
              Martin A. Swanson                Vice President
              John C. Walters                  Executive Vice President, Director

Item 30.   Location of Accounts and Records

           All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by American Maturity at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.   Management Services

           All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.   Undertakings

           (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

           (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

           (d) American Maturity hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American Maturity.

           The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.


--------

1 Incorporated by reference to the Initial Submission, to the Registration Statement File No. 333- 10105, filed on August 12, 1996.

2 Incorporated by reference to the Post-Effective Amendment No. 1, to the Registration Statement File No. 333-10105, filed on December 11, 1996.

3 Incorporated by reference to the Post-Effective Amendment No. 2 to the Registration Statement File No. 333-10105, filed on April 15, 1997.

4 We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of American Maturity Life Insurance Company for the years ending December 31, 2000 and December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

5    Incorporated  by  reference  to  Pre-Effective   Amendment  No.  1  to  the
     Registration Statement File No. 333-101923, filed on April 7, 2003.



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 25th day of April, 2003.

AMERICAN MATURITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT AMLVA
           (Registrant)

*By: Joseph J. Noto                                               *By:  /s/  Marianne O'Doherty
     -------------------------------------------                        ---------------------------------
        Joseph J. Noto, Executive Vice                                        Marianne O'Doherty
        President, Chief Operating Officer                                    Attorney-in-Fact
        and Treasurer, Director*

AMERICAN MATURITY LIFE INSURANCE COMPANY
           (Depositor)

*By:     Joseph J. Noto
      -------------------------------------------
        Joseph J. Noto, Executive Vice
        President, Chief Operating Officer
        and Treasurer, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Chief Financial Officer,
         Director*
Stephen T. Joyce, Director*
Thomas M. Marra, Director*
Ernest M. McNeill, Jr., Senior Vice President
     and Chief Accounting Officer*
Joseph J. Noto, Executive Vice President, Chief
     Operating Officer & Treasurer, Director*
Christine Hayer Repasy, Senior Vice President,                    *By:  /s/  Marianne O'Doherty
                                                                      --------------------------------
         General Counsel & Corporate Secretary,                               Marianne O'Doherty
         Director*                                                            Attorney-in-Fact
John C. Walters, Director*
David M. Znamierowski, Senior Vice President                             April 25, 2003
     & Chief Investment Officer, Director*


                                  EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)(a) Consent of Deloitte & Touche LLP, Independent Auditors.

(15)     Copy of Power of Attorney.